SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 / 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number (360) 734-9900

Date of fiscal year end: November 30, 2012

Date of reporting period: May 31, 2013

Item 1. Report To Shareowners

Short-Term Bond | STBFX

Bond Income | SBIFX

Core | SCORX

Global High Income | SGHIX

Growth | SSGFX

International | SSIFX

SEXTANT
MUTUAL FUNDS

Semi-Annual Report

May 31, 2013

Sextant Mutual Funds

Semi-Annual Report

May 31, 2013

Performance Summary as of June 30, 2013:

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

Average Annual Returns vs. Category Average Returns	10 Years	5 Years	3 Years	1 Year	Expense Ratio¹	30-Day Yield²
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	2.62%	2.47%	1.09%	0.04%	1.26%	0.52%
Morningstar Category	2.86%	3.11%	2.10%	1.23%	N/A	N/A
% Rank (category size)	67 (217)	70 (322)	82 (360)	80 (422)	N/A	N/A

Sextant Bond Income vs. Intermediate-Term Bond Category
Fund Return	3.67%	5.16%	3.88%	-1.23%	1.36%	2.56%
Morningstar Category	4.37%	5.60%	4.28%	0.91%	N/A	N/A
% Rank (category size)	79 (616)	65 (873)	59 (1005)	90 (1189)	N/A	N/A

Sextant Core³ vs. Moderate Allocation Category
Fund Return	N/A	4.13%	7.77%	5.85%	1.32%	1.59%
Morningstar Category	6.13%	5.06%	11.11%	12.21%	N/A	N/A
% Rank (category size)	N/A	74 (705)	96 (789)	97 (919)	N/A	N/A

Sextant Growth vs. Large Growth Category
Fund Return	7.72%	4.49%	12.84%	12.72%	1.10%	0.67%
Morningstar Category	7.02%	5.57%	16.51%	17.23%	N/A	N/A
% Rank (category size)	29 (863)	69 (1308)	94 (1488)	87 (1698)	N/A	N/A

Sextant International vs. Foreign Large Blend Category
Fund Return	9.29%	-0.23%	4.01%	2.22%	1.10%	1.90%
Morningstar Category	7.34%	-0.93%	9.27%	16.25%	N/A	N/A
% Rank (category size)	13 (324)	36 (622)	96 (710)	99 (793)	N/A	N/A

Performance data quoted above represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 800/SATURNA or visiting www.sextantfunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

Please consider an investment's objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Sextant Funds in a prospectus or summary prospectus, ask your financial advisor, visit www.sextantfunds.com, or call toll-free 800/SATURNA. Please read the prospectus or summary prospectus carefully before investing.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated March 22, 2013, and incorporate results for the fiscal year ended November 30, 2012. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds' most recent fiscal period (shown on page 4). Average annual total returns include changes in principal value, reinvested dividends and capital gain distributions, if any.

² A Fund's 30-Day Yield is calculated by dividing the net investment income per share during the preceding 30 days by the net asset value per share on the last day of the period. The 30-Day Yield provides an estimate of a Fund's investment income rate, but may not equal the actual income distribution rate. Without the voluntary expense cap, the 30-Day Yield for Sextant Short-Term Bond Fund would have been 0.17%, and Sextant Bond Income Fund would have been 2.39%.

³ Sextant Core began operations March 30, 2007.

The Sextant Global High Income Fund began operations March 30, 2012 and is not yet rated or ranked by Morningstar.

† Morningstar 06/30/2013. Morningstar, Inc. is an independent fund performance monitor. Rankings and category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns account for management, administrative, 12b-1 fees, and other costs automatically deducted from fund assets.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

Sextant Short-Term Bond was 145th of 217 Short-Term Bond funds in the last 10 years, 225th of 322 funds in the last 5 years, 296th of 360 funds in the last 3 years, and 341st of 422 funds in the last year. Sextant Bond Income was 490th of 616 Intermediate-Term Bond funds in the last 10 years, 566th of 873 funds in the last 5 years, 593rd of 1005 funds in the last 3 years, and 1077th of 1189 funds in the last year. Sextant Core was 525th of 705 Moderate Allocation funds in the last 5 years, 760th of 789 funds in the last 3 years, and 896th of 919 funds in the last year. Sextant Growth was 245th of 863 Large Growth funds in the last 10 years, 904th of 1308 funds in the last 5 years, 1410th of 1488 funds in the last 3 years, and 1484th of 1698 funds in the last year. Sextant International was 43rd of 324 Foreign Large Blend funds in the last 10 years, 222nd of 622 funds in the last 5 years, 686th of 710 funds in the last 3 years, and 785th of 793 funds in the last year.

2	May 31, 2013 Semi-Annual Report

Fellow Shareowners:

As the world worries about slowdowns, crises, devaluations and spending addictions, the Sextant Funds have performed relatively well. For the semi-annual period ended May 31, 2013, Sextant Growth did the best, returning 11.79%. The balanced funds grew nicely: Sextant Core Fund was up 5.74% and Sextant Global High Income returned 4.14%. Sextant International, reflecting the global malaise, returned 3.10%. Prospects of higher interest rates pushed bonds down: Sextant Bond Income declined -1.58%, and the less volatile Sextant Short-Term Bond returned -0.01%. During the same period, the S&P 500 provided a total return of 16.43% while the MSCI EAFE Index returned 11.77%.

Sextant Funds stress low operating expenses and employ a “fulcrum” advisory fee structure that rewards or penalizes Saturna Capital for investment results. This “profit sharing” structure appeals to many informed investors.

While assets of four of the six Sexant Funds increased over the past six months overall assets of the Funds remained fairly steady at $231 million. The Funds' annualized expense ratios during the period ranged from 0.66% to 1.04% (see page 50). The Sextant Funds' efficiency is illustrated by the 0.73% asset-weighted average expense ratio of all six funds.

Long-term Results

As long-term investors, we stress the importance of measuring performance over multiple years. This reveals how a fund performs during both good times and bad. The Performance Summary tables (for the calendar year period June 30, 2013, on page 2, and for May 31, 2013, on page 4, provide comparative returns and Morningstar category rankings so you may review Fund performance for periods of up to ten years.

Going Forward

In much of the world, economic growth has flatlined as worried consumers hold back on spending. Although government-reported core inflation is minimal, we fear that it must eventually return. The impact of low interest rates is declining, making fiscal restraint the only avenue to recovery.

This creates a mixed climate for the world's equity markets. We will continue to invest in innovative companies with strong business advantages and balance sheets sturdy enough to navigate these trying times. We aim to avoid companies dependent on government spending and the regions and countries that will be hurt the most in austerity. Turbulent times also create opportunity, and we seek entrepreneurial companies that can grow profits. Indeed, equity investors are optimistic that better-than-expected corporate earnings mean they will be rewarded.

The transition to higher interest rates is underway, and holders of long-term bonds are at short-term risk of price declines. Investors around the world — not just Americans — generally have confidence that the economic storms will be survived. Going forward, the Sextant Funds continue to offer investors a broad mix of investment vehicles: growth equities, international exposure, and a blended portfolio, plus global high income, short-term and long-term fixed income options. This array of portfolios serves our investors in both bull and bear markets by continuing to provide steady, long-term growth with a focus on preservation of capital. Please review the following pages for more in-depth information about each Fund.

Respectfully,

(graphic omitted)
Nicholas Kaiser, President
(Manager — Sextant International)

(graphic omitted)
Phelps McIlvaine, Vice President
(Manager — Sextant Short-Term Bond, Sextant Bond Income)

(graphic omitted)
Peter Nielsen, Senior Analyst
(Manager — Sextant Core)

(graphic omitted)
Paul Meeks, Director of Institutional Investing
(Manager — Sextant Growth)

(graphic omitted)
Bryce Fegley, Investment Analyst
(Manager — Sextant Global High Income)

(graphic omitted)
John Scott, Investment Analyst
(Manager — Sextant Global High Income)

July 24, 2013

May 31, 2013 Semi-Annual Report	3

Performance Summary as of May 31, 2013:

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

Average Annual Returns vs. Category Average Returns	10 Years	5 Years	3 Years	1 Year	Expense Ratio¹	30-Day Yield²
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	2.69%	2.64%	1.46%	0.47%	1.26%	0.37%
Morningstar Category	2.94%	3.24%	2.58%	2.27%	N/A	N/A
% Rank (category size)	66 (210)	69 (321)	82 (356)	85 (418)	N/A	N/A

Sextant Bond Income vs. Intermediate-Term Bond Category
Fund Return	4.00%	5.92%	5.54%	1.31%	1.36%	1.98%
Morningstar Category	4.58%	5.98%	5.58%	3.48%	N/A	N/A
% Rank (category size)	74 (614)	51 (878)	46 (1010)	78 (1191)	N/A	N/A

Sextant Core³ vs. Moderate Allocation Category
Fund Return	N/A	3.29%	7.67%	8.87%	1.32%	1.15%
Morningstar Category	6.41%	4.29%	10.75%	17.11%	N/A	N/A
% Rank (category size)	N/A	77 (708)	96 (798)	97 (929)	N/A	N/A

Sextant Growth vs. Large Growth Category
Fund Return	8.14%	3.30%	10.88%	17.26%	1.10%	0.31%
Morningstar Category	7.28%	4.39%	14.96%	22.42%	N/A	N/A
% Rank (category size)	26 (868)	54 (1327)	95 (1513)	88 (1715)	N/A	N/A

Sextant International vs. Foreign Large Blend Category
Fund Return	10.11%	-0.31%	5.00%	11.69%	1.10%	1.80%
Morningstar Category	7.87%	-2.03%	9.89%	26.79%	N/A	N/A
% Rank (category size)	11 (322)	20 (609)	95 (705)	98 (773)	N/A	N/A

Performance data quoted above represents past performance and is no guarantee of future results. Results are shown for 12 months ending May 31, 2013 ("1 Year" column above) because the Sextant Funds' performance fees are based on the same period. Results are shown for other fiscal periods by regulation. The Adviser has absorbed, currently or in the past, certain Fund expenses, without which total returns would have been lower.

¹ By regulation, the expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated March 22, 2013, and incorporates results for the fiscal year ended November 30, 2012. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods.

² A Fund's 30-Day Yield is calculated by dividing the net investment income per share during the preceding 30 days by the net asset value per share on the last day of the period. The 30-Day Yield provides an estimate of a Fund's investment income rate, but may not equal the actual income distribution rate. Without the voluntary expense cap, the 30-Day Yield for Sextant Short-Term Bond Fund would have been -0.22%, and Sextant Bond Income Fund would have been 1.44%.

³ Sextant Core began operations on March 30, 2007.

The Sextant Global High Income Fund began operations March 30, 2012 and is not yet rated or ranked by Morningstar.

† Morningstar 05/31/2013. Morningstar, Inc. is an independent fund performance monitor. Rankings and category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns account for management, administrative, 12b-1 fees, and other costs automatically deducted from fund assets.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

Sextant Short-Term Bond was 139th of 210 Short-Term Bond funds in the last 10 years, 221st of 321 funds in the last 5 years, 295th of 356 funds in the last 3 years, and 358th of 418 funds in the last year. Sextant Bond Income was 456th of 614 Intermediate-Term Bond funds in the last 10 years, 448th of 878 funds in the last 5 years, 467th of 1010 funds in the last 3 years, and 938th of 1191 funds in the last year. Sextant Core was 549th of 708 Moderate Allocation funds in the last 5 years, 766th of 798 funds in the last 3 years, and 901st of 929 funds in the last year. Sextant Growth was 224th of 868 Large Growth funds in the last 10 years, 713th of 1327 funds in the last 5 years, 1442nd of 1513 funds in the last 3 years, and 1508th of 1715 funds in the last year. Sextant International was 36th of 322 Foreign Large Blend funds in the last 10 years, 120th of 609 funds in the last 5 years, 672nd of 705 funds in the last 3 years, and 764th of 773 funds in the last year.

4	May 31, 2013 Semi-Annual Report

Sextant Short-Term Bond Fund

Performance Summary

Average Annual Returns as of May 31, 2013
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Short-Term Bond Fund	2.69%	2.64%	0.47%	1.26%
Citigroup Gov./Corp. Inv. Grade Index 1-3 Years	2.96%	2.51%	0.88%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2003, to an identical amount invested in the Citigroup Gov.Corp. Investment Grade Bond Index, a broad-based index of shorter-term investment grade US government and corporate bond prices. The graph shows that an investment in the Fund would have risen to $13,042 versus $13,386 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 22, 2013, and incorporates results for the fiscal year ended November 30, 2012, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.75%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Short-Term Bond Fund are capital preservation and current income.

Portfolio Diversification	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of total net assets.	United States Treasury Note 0.25% due 11/30/2014	6.0%
	United States Treasury Note 1.50% due 12/31/2013	4.2%
	Murray Street Trust 1 4.647% due 03/09/2017	3.9%
	Cintas Corp No. 2 6.125% due 12/01/2017	3.8%
	Broadridge Financial Solutions 6.125% due 06/01/2017	3.7%
	Georgia Power 5.70% due 06/01/2017	3.5%
	Petrobras International Finance 6.125% due 10/06/2016	3.4%
	BlackRock 3.50% due 12/10/2014	3.1%
	Oracle 3.75% due 07/08/2014	3.1%
	America Movil Sab De CV 2.375% due 09/18/2016	3.1%

May 31, 2013 Semi-Annual Report	5

Sextant Short-Term Bond Fund

Schedule of Investments
Certificate of Deposit — 2.7%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Financials

Consumer Finance
American Express Bank Med. Term CD	4.75% due 12/24/2013	$220,000	$225,210	2.7%

		220,000	225,210	2.7%

Corporate Bonds — 67.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Communications

Telecom Carriers
America Movil Sab De CV	2.375% due 09/18/2016	250,000	256,711	3.1%
Deutsche Telecom Int. Fin.	5.25% due 07/22/2013	250,000	251,513	3.0%
Verizon New England	4.75% due 10/01/2013	129,000	130,780	1.6%

		629,000	639,004	7.7%

Consumer Discretionary

Apparel, Footwear, Accessory Design
Cintas Corp No. 2	6.125% due 12/01/2017	270,000	317,766	3.8%

		270,000	317,766	3.8%

Consumer Staples

Beverages
Coca Cola Hellenic	5.125% due 09/17/2013	100,000	101,249	1.2%
Coca Cola Hellenic	5.50% due 09/17/2015	175,000	189,674	2.3%
		275,000	290,923	3.5%

Food Manufacturing
Sara Lee	2.75% due 09/15/2015	245,000	252,442	3.0%

Household Products Manufacturing
Clorox	5.00% due 01/15/2015	200,000	212,519	2.5%

		720,000	755,884	9.0%

Energy

Exploration & Production
Enbridge (Pipeline)	5.60% due 04/01/2017	200,000	227,262	2.7%
Encana	4.75% due 10/15/2013	100,000	101,473	1.2%
Petrobras International Finance	6.125% due 10/06/2016	250,000	278,765	3.4%
		550,000	607,500	7.3%

Midstream — Oil & Gas
Kinder Morgan Energy Partners	5.00% due 12/15/2013	100,000	102,326	1.2%

Oil & Gas Services
Noble	5.875% due 06/01/2013	190,000	190,000	2.3%

Power Generation
Georgia Power	5.70% due 06/01/2017	250,000	291,288	3.5%

Refining & Marketing
Ultramar Diamond Shamrock	7.20% due 10/15/2017	189,000	224,566	2.7%

		1,279,000	1,415,680	17.0%

Continued on next page.

6	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Short-Term Bond Fund

Schedule of Investments
Corporate Bonds — 67.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Financials

Banks
Murray Street Trust 1	4.647% due 03/09/2017	$300,000	$326,980	3.9%
PNC Funding	5.40% due 06/10/2014	200,000	209,901	2.5%
		500,000	536,881	6.4%

Investment Management
BlackRock	3.50% due 12/10/2014	250,000	261,181	3.1%

Payment & Data
Broadridge Financial Solutions	6.125% due 06/01/2017	275,000	306,577	3.7%

Retail REIT
Simon Property Group	5.10% due 06/15/2015	220,000	239,223	2.9%

		1,245,000	1,343,862	16.1%

Industrials

Electrical Components
ABB Finance	1.625% due 05/08/2017	250,000	250,849	3.0%

Rail Freight Transportation
Burlington Northern Santa Fe	5.65% due 05/01/2017	200,000	230,496	2.8%

		450,000	481,345	5.8%

Materials

Base Metals
Rio Tinto Finance	8.95% due 05/01/2014	150,000	161,085	1.9%

Basic & Diversified Chemicals
Air Products & Chemicals	1.20% due 10/15/2017	250,000	247,723	3.0%

		400,000	408,808	4.9%

Technology

Infrastructure Software
Oracle	3.75% due 07/08/2014	250,000	258,918	3.1%

		250,000	258,918	3.1%

Total Corporate Bonds		5,243,000	5,621,267	67.4%

Foreign Government Bonds — 5.6%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Canadian Government

Canada Government	2.375% due 09/10/2014	230,000	236,049	2.8%
Ontario Prov. Canada	4.10% due 06/16/2014	220,000	228,382	2.8%

		450,000	464,431	5.6%

Municipal Government Bonds — 7.9%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Commerce Charter Township MI	5.50% due 12/01/2013	125,000	127,481	1.5%
Manhattan KS	3.276% due 12/01/2013	180,000	181,834	2.2%
Southwestern MI Comm. College	4.875% due 05/01/2015	125,000	132,651	1.6%

		430,000	441,966	5.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	7

Sextant Short-Term Bond Fund

Schedule of Investments
Municipal Government Bonds — 7.9%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Revenue

Dawson Springs KY ISD Bldg.¹	3.60% due 08/01/2013	$95,000	$95,220	1.2%
Kansas City Special Fac. Rev.	4.25% due 09/01/2016	110,000	118,914	1.4%

		205,000	214,134	2.6%

Total Municipal Bonds		635,000	656,100	7.9%

US Government Bonds — 10.2%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Treasury Notes

United States Treasury Note	1.50% due 12/31/2013	350,000	352,789	4.2%
United States Treasury Note	0.25% due 11/30/2014	500,000	500,137	6.0%

		850,000	852,926	10.2%

Total investments	(Cost = $7,775,537)	$7,398,000	7,819,934	93.8%
Other assets (net of liabilities)			518,479	6.2%
Total net assets			$8,338,413	100.0%
¹ Indicates an odd lot. Please refer to page 46 for more information regarding odd lots.

Bond Quality Diversification

Based on total net assets as of May 31, 2013. Unrated bonds include 10.2% of US Government issued securities. Source: Moody's Investors Services.

8	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Short-Term Bond Fund

Statement of Assets and Liabilities
As of May 31, 2013

Assets
Investments in securities, at value (Cost $7,775,537)	$7,819,934
Cash	416,584
Interest receivable	102,743
Receivable for Fund shares sold	1,433
Prepaid expenses	676
Total assets		8,341,370
Liabilities
Payable to affiliates	1,782
Accrued distribution fee	629
Payable for Fund shares redeemed	500
Distributions payable	46
Total liabilities		2,957
Net Assets		$8,338,413

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$8,320,972
Undistributed net investment income	1,308
Accumulated net realized loss	(28,264)
Unrealized net appreciation on investments	44,397
Net assets applicable to Fund shares outstanding		$8,338,413

Fund shares outstanding		1,653,080

Net asset value, offering, and redemption price per share		$5.04

Statement of Operations
Period ended May 31, 2013

Investment income
Interest income	$73,608
Gross investment income		73,608
Expenses
Investment adviser fees	17,379
Filing and registration fees	10,636
Distribution fees	9,547
Audit fees	2,817
Retirement plan custodial fees	1,697
Printing and postage	913
Trustee fees	750
Chief Compliance Officer expenses	708
Other expenses	395
Legal fees	224
Custodian fees	169
Total gross expenses	45,235
Less adviser fees waived	(16,230)
Less custodian fee credits	(169)
Net expenses		28,836
Net investment income		$44,772

Net realized gain from investments		$10,358
Net decrease in unrealized appreciation on investments		(57,798)
Net loss on investments		$(47,440)

Net decrease in net assets resulting from operation		$(2,668)

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	9

Sextant Short-Term Bond Fund

Statements of Changes in Net Assets	Period ended May 31, 2013	Year ended Nov. 30, 2012
Increase (decrease) in net assets from operations
From operations
Net investment income	$44,772	$95,126
Net realized gain (loss) on investments	10,358	(25,395)
Net decrease in unrealized appreciation	(57,798)	(8,532)
Net increase (decrease) in net assets	(2,668)	61,199
Distributions to shareholders from
Net investment income	(44,772)	(95,199)
Capital share transactions
Proceeds from sales of shares	2,099,692	1,532,236
Value of shares issued in reinvestment of dividends	44,427	94,423
Early redemption fees retained	-	2
Cost of shares redeemed	(447,013)	(990,325)
Net increase in net assets	1,697,106	636,336
Total increase in net assets	1,649,666	602,336

Net assets
Beginning of period	6,688,747	6,086,411
End of period	8,338,413	6,688,747

Undistributed net investment income	$1,308	$1,308

Shares of the Fund sold and redeemed
Number of shares sold	414,332	300,843
Number of shares issued in reinvestment of dividends	8,773	18,555
Number of shares redeemed	(88,196)	(194,555)
Net increase in number of shares outstanding	334,909	124,843

Financial Highlights	Period ended	For year ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2013	2012	2011	2010	2009	2008
Net asset value at beginning of period	$5.07	$5.10	$5.12	$5.10	$4.84	$4.99
Income from investment operations
Net investment income	0.03	0.07	0.09	0.12	0.16	0.18
Net gain (loss) on securities (both realized and unrealized)	(0.03)	(0.03)	(0.02)	0.02	0.26	(0.15)
Total from investment operations	-	0.04	0.07	0.14	0.42	0.03
Less distributions
Dividends (from net investment income)	(0.03)	(0.07)	(0.09)	(0.12)	(0.16)	(0.18)
Total distributions	(0.03)	(0.07)	(0.09)	(0.12)	(0.16)	(0.18)
Paid-in capital from early redemption fees	-	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$5.04	$5.07	$5.10	$5.12	$5.10	$4.84

Total return	-0.01%	0.89%	1.42%	2.87%	8.87%	0.66%

Ratios / supplemental data
Net assets ($000), end of period	$8,338	$ 6,689	$6,086	$5,136	$4,070	$3,024
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	0.59%	1.26%	1.33%	1.34%	1.49%	1.60%
After fee waivers	0.38%	0.76%	0.75%	0.76%	0.76%	0.77%
After fee waivers and custodian fee credits	0.38%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	0.58%	1.47%	1.79%	2.42%	3.26%	3.70%
Portfolio turnover rate	13%	26%	14%	27%	28%	22%
¹Amount is less than $0.01

10	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Bond Income Fund

Performance Summary

Average Annual Returns as of May 31, 2013
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Bond Income Fund	4.00%	5.92%	1.31%	1.36%
Citigroup Broad Investment Grade Bond Index	4.77%	5.59%	0.88%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2003, to an identical amount invested in the Citigroup Broad Investment Grade Bond Index, a broad-based index of medium and long-term investment grade bond prices. The graph shows that an investment in the Fund would have risen to $14,808 versus $15,946 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 22, 2013, and incorporates results for the fiscal year ended November 30, 2012, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.90%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the Bond Income Fund is current income.

Portfolio Diversification	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net total assets.	United States Treasury Note 1.00% due 11/30/2019	5.1%
	American Municipal Power Ohio Rev. 7.20% due 02/15/2029	4.2%
	Blaine Co. ID SCD #61 Hailey 5.25% due 08/01/2020	3.9%
	Merck & Co. (Schering) 6.50% due 12/01/2033	3.8%
	Johnson Co. KS Bldg. Ls./Pr. REV. BAB 4.60% due 09/01/2026	3.5%
	Canadian Natural Resources 6.45% due 06/30/2033	3.5%
	Boeing 6.125% due 02/15/2033	3.5%
	Teva Pharmaceutical 3.65% due 11/10/2021	3.4%
	UBS AG Stamford CT 7.75% due 09/01/2026	3.4%
	Springville UT GO BAB 5.30% due 05/01/2031	3.4%

May 31, 2013 Semi-Annual Report	11

Sextant Bond Income Fund

Schedule of Investments
Corporate Bonds — 51.5%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Auto Retail Stores
AutoZone	5.50% due 11/15/2015	$95,000	$104,932	1.4%

Home Improvement
Masco	7.125% due 08/15/2013	60,000	60,600	0.8%

		155,000	165,532	2.2%

Consumer Staples

Mass Merchants
Wal-Mart Stores	7.25% due 06/01/2013	45,000	45,000	0.6%

Pharmacies & Drug Stores
CVS Caremark	6.25% due 06/01/2027	200,000	248,097	3.3%

		245,000	293,097	3.9%

Energy

Exploration & Production
Canadian Natural Resources	6.45% due 06/30/2033	225,000	265,895	3.5%

Integrated Oils
ConocoPhillips	6.00% due 01/15/2020	150,000	183,545	2.4%
StatoilHydro	2.90% due 10/15/2014	200,000	206,585	2.7%
		350,000	390,130	5.1%

Oil & Gas Services
Baker Hughes	6.875% due 01/15/2029	100,000	131,157	1.8%

		675,000	787,182	10.4%

Financials

Banks
Bank of Nova Scotia Yankee	3.00% due 11/16/2026	250,000	249,177	3.3%

Institutional Brokerage
Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	51,125	0.7%
Paine Webber Group	7.625% due 02/15/2014	50,000	52,264	0.7%
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	257,525	3.4%
		300,000	360,914	4.8%

Property & Casualty
Allstate	7.50% due 06/15/2013	50,000	50,098	0.7%
Progressive	7.00% due 10/01/2013	75,000	76,562	1.0%
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	139,679	1.8%
		250,000	266,339	3.5%

		800,000	876,430	11.6%

Continued on next page.

12	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Bond Income Fund

Schedule of Investments
Corporate Bonds — 51.5%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Health Care

Generic Pharmaceuticals
Teva Pharmaceutical	3.65% due 11/10/2021	$250,000	$259,940	3.4%

Large Pharmaceuticals
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	289,172	3.8%
Pharmacia	6.50% due 12/01/2018	100,000	123,658	1.7%
		315,000	412,830	5.5%

		565,000	672,770	8.9%

Industrials

Agricultural Machinery
Deere & Co.	8.10% due 05/15/2030	95,000	139,533	1.8%

Commercial Aircraft
Boeing	6.125% due 02/15/2033	215,000	265,318	3.5%

		310,000	404,851	5.3%

Materials

Basic & Diversified Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	50,000	69,023	0.9%

Raw Material Suppliers
BHP Finance USA	5.25% due 12/15/2015	125,000	138,858	1.8%

		175,000	207,881	2.7%

Technology

Consumer Electronics
Philips Electronics	7.25% due 08/15/2013	75,000	75,982	1.0%

		75,000	75,982	1.0%

Utilities

Integrated Utilities
Commonwealth Edison	7.50% due 07/01/2013	50,000	50,247	0.7%
Entergy Louisiana	5.40% due 11/01/2024	200,000	235,270	3.1%
Florida Power & Light	5.95% due 10/01/2033	100,000	126,234	1.7%

		350,000	411,751	5.5%

Total Corporate Bonds		3,350,000	3,895,476	51.5%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	13

Sextant Bond Income Fund

Schedule of Investments
Foreign Government Bonds — 3.1%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Canadian Government
Quebec Canada Yankee	7.125% due 02/09/2024	$175,000	$236,512	3.1%

		175,000	236,512	3.1%

Municipal Bonds — 35.0%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	292,210	3.9%
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	155,374	2.1%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	220,050	2.9%
Dupage Co. IL SCD #502	5.50% due 01/01/2026	150,000	172,277	2.3%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	207,927	2.7%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	175,010	2.3%
San Marcos Texas ULTD GO BAB	6.028% due 8/15/2030	200,000	223,336	2.9%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	257,366	3.4%

		1,530,000	1,703,550	22.5%

Revenue

American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	317,273	4.2%
Graves Co. KY SCD Bldg. Lease Rev.	5.95% due 06/01/2024	150,000	165,039	2.2%
Johnson Co. KS Bldg. Ls./Pr. REV. BAB	4.60% due 09/01/2026	250,000	266,860	3.5%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	194,181	2.6%

		810,000	943,353	12.5%

Total Municipal Bonds		2,340,000	2,646,903	35.0%

US Government Bonds — 5.1%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Treasury Notes
United States Treasury Note	1.00% due 11/30/2019	400,000	389,406	5.1%

		400,000	389,406	5.1%

Total investments	(Cost = $6,700,133)	$6,265,000	7,168,297	94.7%
Other assets (net of liabilities)			397,791	5.3%
Total net assets			$7,566,088	100.0%

Bond Quality Diversification

Based on total net assets as of May 31, 2013. Unrated bonds include 5.1% of US Government issued securities. Source: Moody's Investors Services.

14	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Bond Income Fund

Statement of Assets and Liabilities
As of May 31, 2013

Assets
Investments in securities, at value (Cost $6,700,133)	$7,168,297
Cash	349,548
Interest receivable	99,118
Prepaid expenses	728
Receivable for Fund shares sold	629
Insurance reserve premium	400
Total assets		7,618,720
Liabilities
Payable for Fund shares redeemed	50,200
Payable to affiliates	1,642
Accrued distribution fee	577
Distributions payable	213
Total liabilities		52,632
Net assets		$7,566,088

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$7,136,572
Undistributed net investment income	11
Accumulated net realized loss	(38,659)
Unrealized net appreciation on investments	468,164
Net assets applicable to Fund shares outstanding		$7,566,088

Fund shares outstanding		1,443,744

Net asset value, offering, and redemption price per share		$5.24

Statement of Operations
Period ended May 31, 2013

Investment income
Interest income	$159,308
Gross investment income		159,308
Expenses
Investment adviser fees	22,580
Filing and registration fees	10,890
Distribution fees	9,668
Audit fees	2,799
Printing and postage	972
Trustee fees	775
Chief Compliance Officer expenses	774
Retirement plan custodial fees	766
Other expenses	425
Legal fees	220
Custodian fees	181
Total gross expenses	50,050
Less adviser fees waived	(14,887)
Less custodian fee credits	(181)
Net expenses		34,982
Net investment income		$124,326

Net decrease in unrealized appreciation on investments		(244,240)
Net loss on investments		$(244,240)

Net decrease in net assets resulting from operations		$(119,914)

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	15

Sextant Bond Income Fund

Statements of Changes in Net Assets	Period ended May 31, 2013	Year ended Nov. 30, 2012
Increase (decrease) in net assets from operations
From operations
Net investment income	$124,326	$235,934
Net realized gain on investments	-	1,393
Net increase (decrease) in unrealized appreciation	(244,240)	301,371
Net increase (decrease) in net assets	(119,914)	538,698
Distributions to shareholders from
Net investment income	(124,315)	(236,032)
Capital share transactions
Proceeds from sales of shares	565,321	1,153,680
Value of shares issued in reinvestment of dividends	122,691	233,164
Early redemption fees retained	-	412
Cost of shares redeemed	(799,309)	(554,753)
Net increase (decrease) in net assets	(111,297)	832,503
Total increase (decrease) in net assets	(355,526)	1,135,169

Net assets
Beginning of period	7,921,614	6,786,445
End of period	7,566,088	7,921,614

Undistributed net investment income	$11	$-

Shares of the Fund sold and redeemed
Number of shares sold	106,095	217,617
Number of shares issued in reinvestment of dividends	22,992	43,756
Number of shares redeemed	(149,529)	(104,519)
Net increase (decrease) in number of shares outstanding	(20,442)	156,854

Financial Highlights	Period ended	For year ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2013	2012	2011	2010	2009	2008
Net asset value at beginning of period	$5.41	$5.19	$5.03	$4.96	$4.46	$4.91
Income from investment operations
Net investment income	0.09	0.17	0.18	0.19	0.21	0.22
Net gain (loss) on securities (both realized and unrealized)	(0.17)	0.22	0.16	0.07	0.50	(0.45)
Total from investment operations	(0.08)	0.39	0.34	0.26	0.71	(0.23)
Less distributions
Dividends (from net investment income)	(0.09)	(0.17)	(0.18)	(0.19)	(0.21)	(0.22)
Total distributions	(0.09)	(0.17)	(0.18)	(0.19)	(0.21)	(0.22)
Paid-in capital from early redemption fees	-	-	0.00¹	0.00¹	-	0.00¹

Net asset value at end of period	$5.24	$5.41	$5.19	$5.03	$4.96	$4.46

Total return	(1.58)%	7.64%	6.95%	5.43%	16.33%	(4.80)%

Ratios / supplemental data
Net assets ($000), end of period	$7,566	$7,922	$6,786	$5,418	$3,951	$3,306
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	0.65%	1.36%	1.26%	1.24%	1.70%	1.45%
After fee waivers	0.45%	0.91%	0.91%	0.91%	0.90%	0.91%
After fee waivers and custodian fee credits	0.45%	0.90%	0.90%	0.90%	0.89%	0.91%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	1.60%	3.23%	3.56%	3.89%	4.46%	4.68%
Portfolio turnover rate	0%	6%	14%	10%	38%	9%
¹Amount is less than $0.01

16	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Performance Summary

Average Annual Returns as of May 31, 2013
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Core Fund	N/A	3.29%	8.87%	1.32%
Dow Jones Moderate US Portfolio Index	7.94%	4.67%	15.41%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 30, 2007 (the Fund's inception), to an identical amount invested in the Dow Jones Moderate US Portfolio Index, a broad-based index of stock and bond prices. The graph shows that an investment in the Fund would have risen to $12,544 versus $13,271 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 22, 2013, and incorporates results for the fiscal year ended November 30, 2012. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Core Fund are long-term appreciation and capital preservation.

Portfolio Diversification	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of total net assets.	Bellsouth Capital Funding 7.875% due 02/15/2030	2.6%
	ADT Corp 4.125% due 06/15/2023	2.0%
	3M	1.8%
	Chubb	1.7%
	Tyco International 8.50% due 01/15/2019	1.7%
	Wilmington Trust Corp 8.50% due 04/02/2018	1.7%
	Williams Companies	1.7%
	Express Scripts	1.6%
	ConocoPhillips	1.6%
	Blackstone Holdings 5.875% due 03/15/2021	1.6%

May 31, 2013 Semi-Annual Report	17

Sextant Core Fund

Schedule of Investments
Common Stocks — 50.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
AT&T	3,000	$92,759	$104,970		1.4%
Vodafone Group ADS	2,500	64,150	72,400	United Kingdom	1.0%

		156,909	177,370		2.4%

Consumer Discretionary

Apparel, Footwear, Accessory Design
Nike	1,800	51,646	110,988		1.5%

Home Improvement
Stanley Black & Decker	446	29,654	35,332		0.5%

Home Products Stores
Lowe's	1,400	39,433	58,954		0.8%

Passenger Transportation
LATAM Airlines ADS	3,500	48,996	62,440	Chile	0.8%

		169,729	267,714		3.6%

Consumer Staples

Beverages
Companhia de Bebidas ADS	2,000	60,360	76,140	Brazil	1.0%
PepsiCo	1,000	66,423	80,770		1.1%
		126,783	156,910		2.1%

Food Manufacturing
General Mills	2,000	57,764	94,160		1.3%
H.J. Heinz	1,500	57,732	108,540		1.4%
		115,496	202,700		2.7%

Household Products Manufacturing
Kimberly-Clark	925	61,586	89,568		1.2%
Procter & Gamble	900	58,842	69,084		0.9%
Unilever ADS	1,850	58,335	77,718	United Kingdom	1.1%
		178,763	236,370		3.2%

		421,042	595,980		8.0%

Energy

Exploration & Production
Devon Energy	1,200	81,888	68,220		0.9%

Integrated Oils
Cenovus	1,000	28,598	29,930	Canada	0.4%
ConocoPhillips	2,000	103,522	122,680		1.6%
Statoil ADS	2,003	49,259	45,108	Norway	0.6%
Total ADS	1,100	60,836	54,835	France	0.8%
		242,215	252,553		3.4%

Midstream-Oil & Gas
Williams Companies	3,500	55,989	123,130		1.7%

		380,092	443,903		6.0%

Continued on next page.

18	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Schedule of Investments
Common Stocks — 50.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Financials

Banks
PNC Bank	1,250	$83,780	$89,550		1.2%
Toronto-Dominion Bank	1,000	72,240	80,850	Canada	1.1%
		156,020	170,400		2.3%

Property & Casualty
Chubb	1,500	95,336	130,650		1.7%

		251,356	301,050		4.0%

Health Care

Health Care Supply Chain
Express Scripts²	2,000	78,650	124,240		1.6%

Large Pharmaceuticals
Abbott Laboratories	1,000	29,850	36,670		0.5%
AbbVie	1,000	32,536	42,690		0.6%
Johnson & Johnson	900	54,761	75,762		1.0%
Novartis ADS	1,500	78,080	107,640	Switzerland	1.4%
Novo Nordisk ADS	400	18,098	64,440	Denmark	0.9%
Sanofi-Aventis ADS	1,537	53,870	81,599	France	1.1%
		267,195	408,801		5.5%

		345,845	533,041		7.1%

Industrials

Flow Control Equipment
Parker Hannifin	500	29,672	49,880		0.7%

Industrial Automation Controls
Honeywell International	1,250	67,321	98,075		1.3%

Rail Freight Transportation
Canadian National Railway	800	40,237	81,016	Canada	1.1%
Norfolk Southern	1,000	71,852	76,590		1.0%
		112,089	157,606		2.1%

		209,082	305,561		4.1%

Materials

Base Metals
Freeport-McMoRan Copper & Gold	1,000	42,343	31,050	Indonesia³	0.4%

Basic & Diversified Chemicals
Praxair	700	44,349	80,031		1.1%

Containers & Packaging Manufacturing
3M	1,200	104,586	132,324		1.8%

Raw Materials Suppliers
BHP Billiton ADS	650	31,866	42,458	Australia	0.5%

Specialty Chemicals
BASF ADR	400	22,550	38,960	Germany	0.5%
RPM International	2,000	51,772	66,260		0.9%
		74,322	105,220		1.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	19

Sextant Core Fund

Schedule of Investments
Common Stocks — 50.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Materials (continued)

Steel Producers
Nucor	800	$48,085	$35,608		0.5%

		345,551	426,691		5.7%

Technology

Communications Equipment
Apple	200	55,218	89,947		1.2%

Semiconductor Devices
Intel	3,000	60,480	72,840		1.0%
Qualcomm	1,500	91,113	95,220		1.3%
		151,593	168,060		2.3%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	4,534	39,575	84,604	Taiwan	1.1%

		246,386	342,611		4.6%

Utilities

Integrated Utilities
Idacorp	1,750	63,688	82,652		1.1%
NextEra Energy	1,250	90,644	94,525		1.3%
		154,332	177,177		2.4%

Power Generation
NRG Energy	3,000	65,841	76,560		1.0%

Utility Networks
Sempra Energy	1,000	67,669	81,300		1.1%

		287,842	335,037		4.5%

Total Common Stocks		2,813,834	3,728,958		50.0%

Corporate Bonds — 35.6%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Communications

Telecom Carriers
Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$191,570	2.6%

		150,000	191,570	2.6%

Consumer Discretionary

Commercial & Residential Building Equipment & Systems
ADT Corp	4.125% due 06/15/2023	150,000	149,816	2.0%

Consumer Electronics & Appliance Stores
Best Buy	3.75% due 03/15/2016	100,000	101,250	1.4%

Home Products Stores
Home Depot	5.40% due 03/01/2016	100,000	112,358	1.5%

Office Supplies
Pitney Bowes	4.875% due 08/15/2014	100,000	103,857	1.4%

		450,000	467,281	6.3%

Continued on next page.

20	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Schedule of Investments
Corporate Bonds — 35.6%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Staples

Beverages
Coca Cola Hellenic	5.50% due 09/17/2015	$100,000	$108,385	1.4%

		100,000	108,385	1.4%

Energy

Utility Networks
Boardwalk Pipelines	5.50% due 02/01/2017	100,000	111,579	1.5%

		100,000	111,579	1.5%

Financials

Banks
Branch Banking & Trust	5.625% due 09/15/2016	100,000	113,704	1.5%
Wilmington Trust Corp	8.50% due 04/02/2018	100,000	123,485	1.7%
		200,000	237,189	3.2%

Commercial Finance
General Electric Capital	5.35% due 04/15/2022	101,000	113,813	1.5%

Consumer Finance
Western Union	5.93% due 10/01/2016	30,000	33,507	0.4%

Institutional Brokerage
Morgan Stanley	7.00% due 10/01/2013	100,000	102,048	1.4%

Insurance Services & Other
PartnerRe Finance	5.50% due 06/01/2020	100,000	114,201	1.5%

Investment Management
Blackstone Holdings	5.875% due 03/15/2021	100,000	116,636	1.6%

Life Insurance
Genworth Financial	5.75% due 06/15/2014	100,000	104,357	1.4%

Security & Commodity Exchanges
NASDAQ OMX Group	5.55% due 01/15/2020	50,000	53,680	0.7%

		781,000	875,431	11.7%

Industrials

Commercial & Residential Building Equipment & Systems
Tyco International	8.50% due 01/15/2019	100,000	127,990	1.7%

Construction & Mining Machinery
Joy Global	6.00% due 11/15/2016	100,000	114,120	1.5%

Industrial Automation Controls
Emerson Electric	5.375% due 10/15/2017	100,000	115,628	1.6%

		300,000	357,738	4.8%

Materials

Specialty Chemicals
EI du Pont de Nemours	5.25% due 12/15/2016	100,000	114,482	1.5%

		100,000	114,482	1.5%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	21

Sextant Core Fund

Schedule of Investments
Corporate Bonds — 35.6%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Technology

Computer Hardware
Hewlett-Packard	2.35% due 03/15/2015	$100,000	$102,123	1.4%
HP Enterprise Services	6.00% due 08/01/2013	100,000	100,837	1.3%
		200,000	202,960	2.7%

Infrastructure Software
Oracle	5.25% due 01/15/2016	100,000	111,511	1.5%

IT Services
Computer Sciences	6.50% due 03/15/2018	100,000	115,533	1.6%

		400,000	430,004	5.8%

Total corporate bonds		2,381,000	2,656,470	35.6%

Municipal Bonds — 3.0%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation
Lake Washington SCD #414, WA BAB	4.906% due 12/01/2027	100,000	112,171	1.5%
Skagit SCD #1	4.613% due 12/01/2022	100,000	115,194	1.5%

		200,000	227,365	3.0%

Total investments	(Cost = $5,590,666)		6,612,793	88.6%
Other assets (net of liabilities)			848,227	11.4%
Total net assets			$7,461,020	100.0%
¹ Country of domicile unless otherwise indicated; equities are issued from U.S. domiciled companies where no country is listed
² Non-income producing security
³ Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Bond Quality Diversification

Based on total net assets as of May 31, 2013. Source: Moody's Investors Services.

22	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Statement of Assets and Liabilities
As of May 31, 2013

Assets
Investments in securities, at value (Cost $5,590,666)	$6,612,793
Cash	689,964
Receivable for security sales	107,658
Dividends and interest receivable	54,601
Receivable for Fund shares sold	2,370
Total assets		7,467,386
Liabilities
Payable to affiliates	4,939
Accrued expenses	859
Accrued distribution fee	568
Total liabilities		6,366
Net assets		$7,461,020

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$6,697,159
Undistributed net investment income	61,417
Accumulated net realized loss	(319,681)
Unrealized net appreciation on investments	1,022,125
Net assets applicable to Fund shares outstanding		$7,461,020

Fund shares outstanding		652,547

Net asset value, offering, and redemption price per share		$11.43

Statement of Operations
Period ended May 31, 2013

Investment income
Dividends (net of foreign tax of $2,812)	$53,742
Interest income	46,007
Gross investment income		99,749
Expenses
Investment adviser fees	12,775
Filing and registration fees	9,992
Distribution fees	9,114
Audit fees	2,722
Retirement plan custodial fees	935
Printing and postage	759
Trustee fees	719
Chief Compliance Officer expenses	708
Other expenses	376
Legal fees	232
Custodian fees	166
Total gross expenses	38,498
Less custodian fee credits	(166)
Net expenses		38,332
Net investment income		$61,417

Net realized gain from investments and foreign currency		$58,032
Net increase in unrealized appreciation on investments		286,572
Net gain on investments		$344,604

Net increase in net assets resulting from operations		$406,021

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	23

Sextant Core Fund

Statements of Changes in Net Assets	Period ended May 31, 2013	Year ended Nov. 30, 2012
Increase (decrease) in net assets from operations
From operations
Net investment income	$61,417	$85,291
Net realized gain (loss) on investments	58,032	(154,316)
Net increase in unrealized appreciation	286,572	405,990
Net increase in net assets	406,021	336,965
Distributions to shareholders from
Net investment income	-	(87,854)
Capital share transactions
Proceeds from sales of shares	470,791	1,285,048
Value of shares issued in reinvestment of dividends	-	87,854
Cost of shares redeemed	(534,650)	(305,399)
Net increase (decrease) in net assets	(63,859)	1,067,503
Total increase in net assets	342,162	1,316,614

Net assets
Beginning of period	7,118,858	5,802,244
End of period	7,461,020	7,118,858

Undistributed net investment income	$61,417	$-

Shares of the Fund sold and redeemed
Number of shares sold	42,123	118,266
Number of shares issued in reinvestment of dividends	-	8,127
Number of shares redeemed	(48,252)	(28,120)
Net increase in number of shares outstanding	(6,129)	98,273

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For year ended Nov. 30,
	May 31, 2013	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.81	$10.35	$10.06	$9.58	$7.97	$10.67
Income from investment operations
Net investment income	0.09	0.14	0.15	0.16	0.13	0.19
Net gain (loss) on securities (both realized and unrealized)	0.53	0.46	0.29	0.48	1.61	(2.70)
Total from investment operations	0.62	0.60	0.44	0.64	1.74	(2.51)
Less distributions
Dividends (from net investment income)	-	(0.14)	(0.15)	(0.16)	(0.13)	(0.19)
Return of capital	-	-	-	-	-	0.00¹
Total distributions	-	(0.14)	(0.15)	(0.16)	(0.13)	(0.19)
Paid-in capital from early redemption fees	-	-	0.00¹	0.00¹	-	-

Net asset value at end of period	$11.43	$10.81	$10.35	$10.06	$9.58	$7.97

Total return	5.74%	5.75%	4.42%	6.67%	21.81%	(23.52)%

Ratios / supplemental data
Net assets ($000), end of period	$7,461	$7,119	$5,802	$5,228	$4,171	$3,082
Ratio of expenses to average net assets
Before custodian fee credits	0.53%	1.32%	1.14%	1.21%	1.78%	1.54%
After custodian fee credits	0.52%	1.32%	1.13%	1.21%	1.78%	1.53%
Ratio of net investment income after custodian fee credits to average net assets	0.84%	1.29%	1.56%	1.74%	1.57%	1.89%
Portfolio turnover rate	13%	19%	13%	13%	40%	16%
¹Amount is less than $0.01

24	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Performance Summary

Average Annual Returns as of May 31, 2013
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Global High Income Fund	N/A	N/A	9.42%	1.22%
S&P Global 1200 Index	8.77%	2.29%	28.40%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 30, 2012 (the Fund's inception), to an identical amount invested in the S&P Global 1200 Index, a global stock market index covering nearly 70% of the world's equity markets. The graph shows that an investment in the Fund would have risen to $10,493 versus $11,246 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 22, 2013, and incorporates results for the fiscal year ended November 30, 2012, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.90%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Global High Income Fund are high income and capital preservation.

Portfolio Diversification	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of total net assets.	Refresco Group 7.375% due 05/15/2018	3.2%
	Mexico Bonos Desarrollo 6.50% due 06/10/2021	3.1%
	Hanesbrands 6.375% due 12/15/2020	3.0%
	Whistler Blackcomb	3.0%
	Huntsman International 8.625% due 03/15/2020	3.0%
	Colombia Republic 8.375% due 02/15/2027	2.9%
	Amkor Technology 7.375% due 05/01/2018	2.9%
	JPM Chase Capital Pfd C 6.70%	2.5%
	Chesapeake Midstream Partners 6.125% due 07/15/2022	2.5%
	Iberdrola International Perpetual 5.75% due 02/27/2049	2.5%

May 31, 2013 Semi-Annual Report	25

Sextant Global High Income Fund

Schedule of Investments
Common Stocks — 47.5%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
France Telecom ADS	5,900	$84,351	$59,590	France	1.1%
Portugal Telecom ADS	17,000	80,599	71,570	Portugal	1.3%
SK Telecom ADS	6,200	82,085	125,860	South Korea	2.3%
Telenor	4,500	89,709	94,387	Norway	1.8%
Vodafone Group ADS	4,200	114,996	121,632	United Kingdom	2.3%

		451,740	473,039		8.8%

Consumer Discretionary

Automobile OEM
Daimler	2,000	100,847	126,663	Germany	2.3%

Lodging
Whistler Blackcomb	12,000	129,651	161,466	Canada	3.0%

		230,498	288,129		5.3%

Consumer Staples

Food Manufacturing
H.J. Heinz	1,800	98,315	130,248	United States	2.4%

Household Products Manufacturing
Unilever	2,700	93,152	110,106	Netherlands	2.0%

		191,467	240,354		4.4%

Energy

Exploration & Production
EnCana	5,500	110,708	104,665	Canada	1.9%

Integrated Oils
Royal Dutch Shell ADS	1,600	105,156	106,192	United Kingdom	2.0%
Total ADS	2,000	101,583	99,700	France	1.8%
		206,739	205,892		3.8%

		317,447	310,557		5.7%

Financials

Banks
Itau Unibanco ADS	6,600	93,726	99,264	Brazil	1.8%
Malayan Banking	32,000	93,555	105,208	Malaysia	1.9%
NY Community Bancorp	6,000	77,454	78,480	United States	1.5%
		264,735	282,952		5.2%

Insurance Services & Other
AFP Provida ADS	500	53,200	45,985	Chile	0.9%

Investment Management
City of London Investment Group	7,500	44,875	29,417	United Kingdom	0.5%

Other Financial Services
Groupe Bruxelles Lambert	1,500	115,547	117,632	Belgium	2.2%

		478,357	475,986		8.8%

Health Care

Large Pharmaceuticals
GlaxoSmithKline ADS	2,500	111,018	129,425	United Kingdom	2.4%
Novartis ADS	1,700	91,973	121,992	Switzerland	2.3%

		202,991	251,417		4.7%

Continued on next page.

26	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Schedule of Investments
Common Stocks — 47.5%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Industrials

Infrastructure Construction
Hopewell Highway Infrastructure	225,000	$117,330	$109,885	China	2.0%

		117,330	109,885		2.0%

Materials

Precious Metal Mining
Gold Fields ADS	8,000	86,236	48,560	South Africa	0.9%
Sibanye Gold ADS²	2,000	13,943	7,240	South Africa	0.1%
		100,179	55,800		1.0%

Specialty Chemicals
BASF	1,200	107,610	116,880	Germany	2.2%

		207,789	172,680		3.2%

Technology

Semiconductor Devices
Microchip Technology	3000	91,129	109,440	United States	2.0%

		91,129	109,440		2.0%

Utilities

Electric & Gas Marketing & Trading
E.ON ADR	5,200	110,896	88,088	Germany	1.6%

Power Generation
GDF Suez ADR	2,600	68,156	53,300	France	1.0%

		179,052	141,388		2.6%

Total Common Stocks		2,467,800	2,572,875		47.5%

Preferred Stock — 9.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Financials

Banks
Santdander 10.5% Pfd Series 10	4,000	108,558	110,651	Spain	2.0%

Institutional Brokerage
JPM Chase Capital Pfd C 6.70%	5,000	128,707	134,950	United States	2.5%
Morgan Stanley Cap Tr Cum Pfd 6.60%	4,500	111,294	113,670	United States	2.1%
		240,001	248,620		4.6%

Life Insurance
ING Groep 8.50% Pfd	5,000	127,952	128,100	Netherlands	2.4%

		476,511	487,371		9.0%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	27

Sextant Global High Income Fund

Schedule of Investments
Corporate Bonds — 27.2%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Consumer Discretionary

Apparel, Footwear, Accessory Design
Hanesbrands	6.375% due 12/15/2020	$150,000	$165,375	United States	3.0%

Consumer Electronics & Appliance Stores
Best Buy	3.75% due 03/15/2016	62,000	62,775	United States	1.2%

Other Spec Retail — Discretionary
Toys R Us Property Co. I	10.75% due 07/15/2017	60,000	63,600	United States	1.2%
Toys R Us Property Co. II	8.50% due 12/01/2017	40,000	42,350	United States	0.8%
		100,000	105,950		2.0%

Specialty Apparel Stores
GAP	5.95% due 04/12/2021	100,000	116,094	United States	2.1%

		412,000	450,194		8.3%

Consumer Staples

Food Manufacturing
Refresco Group	7.375% due 05/15/2018	125,000	173,841	Netherlands	3.2%

		125,000	173,841		3.2%

Energy

Midstream — Oil & Gas
Chesapeake Midstream Partners	6.125% due 07/15/2022	125,000	133,750	United States	2.5%

		125,000	133,750		2.5%

Materials

Basic & Diversified Chemicals
Huntsman International	8.625% due 03/15/2020	145,000	160,225	United States	3.0%

Precious Metal Mining
AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	102,910	South Africa	1.9%

		245,000	263,135		4.9%

Technology

Computer Hardware
Hewlett-Packard	4.65% due 12/09/2021	100,000	102,975	United States	1.9%

Computer Storage
Seagate	7.75% due 12/15/2018	50,000	55,750	United States	1.0%

Semiconductor Capital Equipment
Amkor Technology	7.375% due 05/01/2018	150,000	158,625	United States	2.9%

		300,000	317,350		5.8%

Utilities

Utility Networks
Iberdrola International Perpetual	5.75% due 02/27/2049	100,000	132,577	Spain	2.5%

		100,000	132,577		2.5%

Total Corporate Bonds		1,307,000	1,470,847		27.2%

Continued on next page.

28	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Schedule of Investments
Government Bonds — 7.8%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$125,000	$159,688	Colombia	2.9%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 2,000,000	168,967	Mexico	3.1%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	95,766	South Africa	1.8%

			424,421		7.8%

Total investments	(Cost = $4,825,902)		4,955,514		91.5%
Other assets (net of liabilities)			458,208		8.5%
Total net assets			$5,413,722		100.0%
¹ Country of domicile unless otherwise indicated ADS: American Depositary Share ADR: American Depositary Receipt

Countries

Bond Quality Diversification

Based on total net assets as of May 31, 2013. Source: Moody's Investors Services.

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	29

Sextant Global High Income Fund

Statement of Assets and Liabilities
As of May 31, 2013

Assets
Investments in securities, at value (Cost $4,825,902)	$4,955,514
Cash	384,460
Dividends and interest receivable	43,448
Receivable for Fund shares sold	23,617
Prepaid expenses	7,271
Total assets		5,414,310
Liabilities
Accrued distribution fee	411
Payable to affiliates	168
Accrued expenses	9
Total liabilities		588
Net assets		$5,413,722

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$5,237,379
Undistributed net investment income	122,709
Accumulated net realized loss	(75,667)
Unrealized net appreciation on investments	129,301
Net assets applicable to Fund shares outstanding		$5,413,722

Fund shares outstanding		524,877

Net asset value, offering, and redemption price per share		$10.31

Statement of Operations
Period ended May 31, 2013

Investment income
Dividends (net of foreign tax of $16,535)	$96,064
Interest income	50,396
Gross investment income		146,460
Expenses
Investment adviser fees	14,667
Distribution fees	6,575
Filing and registration fees	5,539
Audit fees	1,919
Chief Compliance Officer expenses	417
Trustee fees	280
Custodian fees	262
Printing and postage	259
Other expenses	205
Retirement plan custodial fees	135
Legal fees	38
Total gross expenses	30,296
Less adviser fees waived	(6,239)
Less custodian fee credits	(262)
Net expenses		23,795
Net investment income		$122,665

Net realized loss from investments and foreign currency		$(22,107)
Net increase in unrealized appreciation on investments and foreign currency		107,377
Net gain on investments		$85,270

Net increase in net assets resulting from operations		$207,935

30	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Statements of Changes in Net Assets	Period ended May 31, 2013	Period ended Nov. 30, 2012
Increase (decrease) in net assets from operations
From operations
Net investment income	$122,665	$80,933
Net realized loss on investments	(22,107)	(51,900)
Net increase in unrealized appreciation	107,377	21,924
Net increase in net assets	207,935	50,957
Distributions to shareholders from
Net investment income	-	(82,549)
Capital share transactions
Proceeds from sales of shares	708,535	4,788,968
Value of shares issued in reinvestment of dividends	-	82,372
Cost of shares redeemed	(232,544)	(109,952)
Net increase in net assets	475,991	4,761,388
Total increase in net assets	683,926	4,729,796

Net assets
Beginning of period	4,729,796	-
End of period	5,413,722	4,729,796

Undistributed net investment income	$122,709	$44

Shares of the Fund sold and redeemed
Number of shares sold	69,509	480,099
Number of shares issued in reinvestment of dividends	-	8,321
Number of shares redeemed	(22,262)	(10,790)
Net increase in number of shares outstanding	47,247	477,630

Financial Highlights	Period ended	Period ended
Selected data per share of outstanding capital stock throughout the period:	May 31, 2013	Nov. 30, 2012
Net asset value at beginning of period	$9.90	$10.00
Income from investment operations
Net investment income	0.23	0.18
Net gain (loss) on securities (both realized and unrealized)	0.18	(0.10)
Total from investment operations	0.41	0.08
Less distributions
Dividends (from net investment income)	-	(0.18)
Total distributions	-	(0.18)

Net asset value at end of period	$10.31	$9.90

Total return	4.14%	0.76%¹

Ratios / supplemental data
Net assets ($000), end of period	$5,414	$4,730
Ratio of expenses to average net assets
Before fee waivers	0.57%	1.22%²
After fee waivers	0.46%	0.90%²
After fee waivers and custodian fee credits	0.45%	0.90%²
Ratio of net investment income after custodian fee credits to average net assets	2.33%	3.03%²
Portfolio turnover rate	14%	32%¹
¹Since inception March 30, 2012; not annualized	²Since inception March 30, 2012; annualized

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	31

Sextant Growth Fund

Performance Summary

Average Annual Returns as of May 31, 2013
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant Growth Fund	8.14%	3.30%	17.26%	1.10%
S&P 500 Index	7.57%	5.42%	16.81%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2003, to an identical amount invested in the S&P 500 Index, an index comprised of 500 widely held common stocks considered to be representative of the US stock market in general. The graph shows that an investment in the Fund would have risen to $21,865 versus $20,762 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 22, 2013, and incorporates results for the fiscal year ended November 30, 2012. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the Growth Fund is long-term capital growth.

Portfolio Diversification	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of total net assets.	Apple	7.7%
	Amazon.com	5.8%
	Johnson & Johnson	3.0%
	Honeywell International	2.8%
	Trimble Navigation	2.8%
	Delta Air Lines	2.6%
	Lincoln Electric Holdings	2.6%
	Intuit	2.5%
	PepsiCo	2.3%
	Oracle	2.3%

32	May 31, 2013 Semi-Annual Report

Sextant Growth Fund

Schedule of Investments
Common Stocks — 84.9%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Telecom Carriers
AT&T	10,000	$232,700	$349,900	1.3%

		232,700	349,900	1.3%

Consumer Discretionary

Automobile OEM
Ford Motor	35,000	435,042	548,800	2.0%

E-Commerce Discretionary
Amazon.com¹	6,000	260,090	1,615,200	5.8%

Home Improvement
Stanley Black & Decker	3,000	190,295	237,660	0.8%

Home Products Stores
Bed Bath & Beyond¹	9,000	331,221	614,250	2.2%
Lowe's	15,000	295,388	631,650	2.2%
		626,609	1,245,900	4.4%

Passenger Transportation
Alaska Air¹	10,000	372,674	568,200	2.0%
Delta Air Lines	40,000	419,447	720,400	2.6%
		792,121	1,288,600	4.6%

		2,304,157	4,936,160	17.6%

Consumer Staples

Beverages
Dr. Pepper Snapple	4,000	67,484	183,920	0.7%
PepsiCo	8,000	459,066	646,160	2.3%
		526,550	830,080	3.0%

Mass Merchants
Costco Wholesale	3,000	248,150	328,893	1.1%

		774,700	1,158,973	4.1%

Energy

Exploration & Production
Whiting Petroleum¹	6,000	285,841	276,420	1.0%

		285,841	276,420	1.0%

Financials

Investment Management
Invesco Limited	10,000	243,690	337,400	1.2%

Property & Casualty
Chubb	7,000	308,505	609,700	2.2%

Wealth Management
Charles Schwab	25,000	79,726	496,500	1.8%

		631,921	1,443,600	5.2%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	33

Sextant Growth Fund

Schedule of Investments
Common Stocks — 84.9%	Number of Shares	Cost	Market Value	Percentage of Assets

Health Care

Biotech
Amgen	3,700	$111,703	$371,961	1.3%

Health Care Facilities
AmSurg¹	15,000	324,804	532,950	1.9%

Large Pharmaceuticals
Abbott Laboratories	7,000	146,168	256,690	0.9%
AbbVie	2,000	44,270	85,380	0.3%
Johnson & Johnson	10,000	642,017	841,800	3.0%
		832,455	1,183,870	4.2%

Pharmacies & Drug Stores
CVS Caremark	10,000	339,270	575,800	2.1%

		1,608,232	2,664,581	9.5%

Industrials

Commercial Aircraft
Boeing	5,000	361,516	495,100	1.8%

Fab Metal & Hardware Mfg
Valmont Industries	1,900	287,090	289,427	1.0%

Industrial Automation Controls
Honeywell International	10,000	330,476	784,600	2.8%

Industrial Machinery Manufacturing
Middleby¹	2,000	205,540	326,980	1.2%
Regal-Beloit	4,000	104,006	270,040	0.9%
		309,546	597,020	2.1%

Measurement Instruments
Agilent Technologies	11,800	258,434	536,310	1.9%
Trimble Navigation¹	28,000	202,081	781,200	2.8%
		460,515	1,317,510	4.7%

Metalworking Machinery Manufacturing
Lincoln Electric Holdings	12,000	325,653	717,600	2.6%

Post & Courier Services
United Parcel Service	6,000	395,747	515,400	1.8%

Rail Freight Transportation
Norfolk Southern	7,000	318,942	536,130	1.9%
Union Pacific	4,000	392,969	618,480	2.2%
		711,911	1,154,610	4.1%

		3,182,454	5,871,267	20.9%

Materials

Precious Metal Mining
Coeur d'Alene Mines¹	12,000	239,114	170,280	0.6%

		239,114	170,280	0.6%

Continued on next page.

34	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Growth Fund

Schedule of Investments
Common Stocks — 84.9%	Number of Shares	Cost	Market Value	Percentage of Assets

Technology

Application Software
Adobe Systems¹	11,000	$144,216	$472,010	1.7%
Intuit	12,000	302,027	701,280	2.5%
		446,243	1,173,290	4.2%

Communications Equipment
Apple	4,800	39,606	2,158,728	7.7%
Cisco Systems	10,000	201,800	241,150	0.8%
F5 Networks¹	3,668	274,497	305,214	1.1%
		515,903	2,705,092	9.6%

Computer Storage
Western Digital	8,000	300,951	506,560	1.8%

Infrastructure Software
Oracle	19,000	241,810	641,820	2.3%

Semiconductor Devices
Qualcomm	8,335	470,075	529,106	1.9%

		1,974,982	5,555,868	19.8%

Utilities

Integrated Utilities
Duke Energy	3,333	172,211	223,078	0.8%

Utility Networks
Piedmont Natural Gas	8,000	220,875	270,320	1.0%
Sempra Energy	6,000	276,535	487,800	1.7%
Spectra Energy	13,000	236,250	397,410	1.4%
		733,660	1,155,530	4.1%

		905,871	1,378,608	4.9%

Total investments		$12,139,972	23,805,657	84.9%
Other assets (net of liabilities)			4,225,734	15.1%
Total net assets			$28,031,391	100.0%
¹ Non-income producing security

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	35

Sextant Growth Fund

Statement of Assets and Liabilities
As of May 31, 2013

Assets
Investments in securities, at value (Cost $12,139,972)	$23,805,657
Cash	4,206,815
Dividends receivable	33,389
Receivable for Fund shares sold	14,467
Insurance reserve premium	1,214
Total assets		28,061,542
Liabilities
Payable to affiliates	17,702
Accrued expenses	10,094
Accrued distribution fee	2,122
Payable for Fund shares redeemed	233
Total liabilities		30,151
Net assets		$28,031,391

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$15,547,064
Undistributed net investment income	124,721
Accumulated net realized gain	693,921
Unrealized net appreciation on investments	11,665,685
Net assets applicable to Fund shares outstanding		$28,031,391

Fund shares outstanding		1,231,970

Net asset value, offering, and redemption price per share		$22.75

Statement of Operations
Period ended May 31, 2013

Investment income
Dividends	$233,040
Miscellaneous income	98
Gross investment income		233,138
Expenses
Investment adviser fees	78,403
Distribution fees	33,499
Filing and registration fees	8,321
Audit fees	4,386
Retirement plan custodial fees	2,759
Printing and postage	2,722
Trustee fees	2,117
Chief Compliance Officer expenses	2,070
Other expenses	1,171
Legal fees	754
Custodian fees	602
Total gross expenses	136,804
Less custodian fee credits	(602)
Net expenses		136,202
Net investment income		$96,936

Net realized gain from investments		$777,175
Net increase in unrealized appreciation on investments		2,109,395
Net gain on investments		$2,886,570

Net increase in net assets resulting from operations		$2,983,506

36	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Growth Fund

Statements of Changes in Net Assets	Period ended May 31, 2013	Year ended Nov. 30, 2012
Increase (decrease) in net assets from operations
From operations
Net investment income	$96,936	$101,750
Net realized gain on investments	777,175	211,971
Net increase in unrealized appreciation	2,109,395	2,527,733
Net increase in net assets	2,983,506	2,841,454
Distributions to shareholders from
Net investment income	-	(101,993)
Total distributions	-	(101,993)
Capital share transactions
Proceeds from sales of shares	1,466,697	2,345,800
Value of shares issued in reinvestment of dividends	-	98,152
Early redemption fees retained	-	373
Cost of shares redeemed	(1,668,995)	(2,801,411)
Net decrease in net assets	(202,298)	(357,086)
Total increase in net assets	2,781,208	2,382,375

Net assets
Beginning of period	25,250,183	22,867,808
End of period	28,031,391	25,250,183

Undistributed net investment income	$124,721	$27,785

Shares of the Fund sold and redeemed
Number of shares sold	68,160	118,664
Number of shares issued in reinvestment of dividends	-	4,823
Number of shares redeemed	(76,936)	(143,445)
Net decrease in number of shares outstanding	(8,776)	(19,958)

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For year ended November 30,
	May 31, 2013	2012	2011	2010	2009	2008
Net asset value at beginning of period	$20.35	$18.14	$17.70	$16.00	$13.45	$19.99
Income from investment operations
Net investment income (loss)	0.08	0.08	0.11	0.05	(0.04)	0.04
Net gains (losses) on securities (both realized and unrealized)	2.32	2.21	0.43	1.70	2.59	(6.55)
Total from investment operations	2.40	2.29	0.54	1.75	2.55	(6.51)
Less distributions
Dividends (from net investment income)	-	(0.08)	(0.09)	(0.05)	(0.00)¹	(0.03)
Distributions (from capital gains)	-	-	(0.01)	-	-	(0.00)¹
Total distributions	-	(0.08)	(0.10)	(0.05)	(0.00)¹	(0.03)
Paid-in capital from early redemption fees	-	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$22.75	$20.35	$18.14	$17.70	$16.00	$13.45

Total return	11.79%	12.64%	3.07%	10.93%	18.98%	(32.58)%

Ratios / supplemental data
Net assets ($000), end of period	$28,031	$25,250	$22,868	$24,205	$21,534	$12,157
Ratio of expenses to average net assets
Before custodian fee credits	0.51%	1.10%	0.84%	1.01%	1.34%	1.25%
After custodian fee credits	0.51%	1.10%	0.84%	1.00%	1.34%	1.24%
Ratio of net investment income (loss) after custodian fee credits to average net assets	0.36%	0.42%	0.57%	0.30%	(0.25)%	0.20%
Portfolio turnover rate	6%	10%	15%	16%	7%	2%
¹Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	37

Sextant International Fund

Performance Summary

Average Annual Returns as of May 31, 2013
	10 Years	5 Years	1 Year	Expense Ratio¹
Sextant International Fund	10.11%	-0.31%	11.69%	1.10%
NYSE Arca International Market Index	9.06%	-0.43%	29.44%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2003, to an identical amount invested in the NYSE Arca International Index, a capitalization weighted index of 50 ADRs from Europe and the Pacific Rim. The graph shows that an investment in the Fund would have risen to $26,188 versus $16,874 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 22, 2013, and incorporates results for the fiscal year ended November 30, 2012. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the International Fund is long-term capital growth.

Portfolio Diversification	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of total net assets.	Copa Holdings Class A	3.8%
	Toyota Motor ADS	2.8%
	ASML	2.7%
	Novartis ADS	2.5%
	Coca-Cola Femsa ADS	2.3%
	Novo Nordisk ADS	2.2%
	Wolters Kluwer	2.2%
	BASF ADR	2.2%
	Dassault Systems ADR	2.2%
	SAP ADS	2.1%

38	May 31, 2013 Semi-Annual Report

Sextant International Fund

Schedule of Investments
Common Stocks — 89.6%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Local Media
Pearson ADS	90,000	$1,021,914	$1,672,200	United Kingdom	1.0%

Telecom Carriers
America Movil ADS	100,000	1,944,043	1,991,000	Mexico	1.1%
BCE	60,000	1,414,018	2,680,800	Canada	1.5%
China Mobile ADS	25,000	1,172,229	1,295,000	Hong Kong	0.7%
Chorus	35,000	438,469	344,050	New Zealand	0.2%
Millicom International Cellular	10,000	905,668	794,340	Luxembourg	0.5%
PT Indosat TBK	1,150,000	622,786	609,317	Indonesia	0.3%
SK Telecom ADS	30,000	511,437	609,000	South Korea	0.3%
Telecom New Zealand ADS	50,000	470,097	455,500	New Zealand	0.3%
Telefonica ADS²	214,736	3,751,736	2,931,146	Spain	1.7%
Telefonica Brasil ADS	50,000	1,322,495	1,235,500	Brazil	0.7%
Telenor	100,000	2,131,350	2,097,479	Malaysia	1.2%
Telus	90,000	1,334,187	3,123,900	Canada	1.8%
Turkcell Iletisim Hizmetleri ADS²	90,000	1,268,958	1,383,300	Turkey	0.8%
Vodaphone ADS	125,000	3,043,685	3,620,000	United Kingdom	2.1%
		20,331,158	23,170,332		13.2%

		21,353,072	24,842,532		14.2%

Consumer Discretionary

Automobile OEM
Nissan Motor ADR	120,000	1,712,551	2,608,800	Japan	1.5%
Tata Motors ADS	50,000	1,135,770	1,371,500	India	0.8%
Toyota Motor ADS	42,000	3,249,259	4,937,100	Japan	2.8%
		6,097,580	8,917,400		5.1%

E-Commerce Discretionary
MercadoLibre	10,000	829,340	1,146,200	Brazil³	0.6%

Lodging
Orient-Express Hotels Class A²	310,000	2,994,487	3,670,400	United States	2.1%

Passenger Transportation
Copa Holdings Class A	50,000	2,923,220	6,566,000	Panama	3.8%
LATAM Airlines ADS	140,000	1,409,238	2,497,600	Chile	1.4%
Ryanair ADS²	20,000	623,100	977,620	Ireland	0.6%
		4,955,558	10,041,220		5.8%

		14,876,965	23,775,220		13.6%

Consumer Staples

Beverages
Coca-Cola Femsa ADS	27,557	1,357,613	4,032,691	Mexico	2.3%
Fomento Economico Mexico ADS	30,000	1,614,722	3,257,700	Mexico	1.9%
		2,972,335	7,290,391		4.2%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	39

Sextant International Fund

Schedule of Investments
Common Stocks — 89.6%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Consumer Staples (continued)

Food Retailers
Carrefour ADS	170,000	$761,908	$987,700	France	0.5%

Household Products Manufacturing
Unilever ADS	75,000	2,284,504	3,150,750	United Kingdom	1.8%

		6,018,747	11,428,841		6.5%

Energy

Exploration & Production
EnCana	150,000	3,456,148	2,854,500	Canada	1.6%

Integrated Oils
BG ADS	70,000	1,253,784	1,280,300	United Kingdom	0.8%
BP ADS	50,000	2,180,675	2,145,500	United Kingdom	1.2%
Cenovus Energy	60,000	1,516,298	1,795,800	Canada	1.0%
Eni ADS	50,000	2,212,041	2,265,500	Italy	1.3%
Petroleo Brasileiro ADS	70,000	2,615,500	1,243,900	Brazil	0.7%
Statoil ADS	60,000	1,551,895	1,351,200	Norway	0.8%
Total ADS	45,000	2,528,346	2,243,250	France	1.3%
		13,858,539	12,325,450		7.1%

		17,314,687	15,179,950		8.7%

Financials

Banks
Australia & New Zealand Banking Group ADR	80,000	1,581,456	2,095,200	Australia	1.2%
Banco Santander ADS	100,000	835,800	720,000	Spain	0.4%
Banco Santander Brazil ADS	200,000	2,053,620	1,426,000	Brazil	0.8%
Mitsubishi UFJ Financial Group ADS	500,000	2,697,948	2,970,000	Japan	1.7%
Standard Chartered	20,000	539,942	462,081	United Kingdom	0.3%
Toronto-Dominion Bank	40,000	2,302,163	3,234,000	Canada	1.9%

		10,010,929	10,907,281		6.3%

Health Care

Generic Pharmaceuticals
Teva Pharmaceutical ADS	50,000	2,472,947	1,910,000	Israel	1.1%

Health Care Supply Chain
Sinopharm Group	250,000	798,792	673,633	China	0.4%

Large Pharmaceuticals
GlaxoSmithKline ADS	50,000	1,935,020	2,588,500	United Kingdom	1.5%
Novartis ADS	60,000	3,076,591	4,305,600	Switzerland	2.5%
Novo Nordisk ADS	25,000	1,631,867	4,027,500	Denmark	2.2%
Sanofi ADS	40,000	1,980,491	2,123,600	Denmark	1.2%
		8,623,969	13,045,200		7.4%

Specialty Pharmaceuticals
Shire ADR	32,000	1,738,765	3,151,040	Ireland	1.8%

		13,634,473	18,779,873		10.7%

Continued on next page.

40	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant International Fund

Schedule of Investments
Common Stocks — 89.6%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Industrials

Construction & Mining Machinery
Metso ADS	12,100	$130,802	$466,455	Finland	0.3%

		130,802	466,455		0.3%

Materials

Agricultural Chemicals
Potash Corp. of Saskatchewan	80,000	2,699,902	3,361,600	Canada	1.9%
Quimica y Minera ADS	40,000	2,361,095	1,857,200	Chile	1.1%
		5,060,997	5,218,800		3.0%

Base Metals
Anglo American ADR	150,000	2,300,535	1,719,000	South Africa	1.0%
Teck Resources	100,000	458,225	2,669,000	Canada	1.5%
		2,758,760	4,388,000		2.5%

Basic & Diversified Chemicals
Methanex	20,000	690,000	884,000	Canada	0.5%

Forestry & Logging
Fibria Celulose²	150,000	2,152,042	1,647,000	Brazil	0.9%

Precious Metal Mining
Barrick Gold	120,000	4,633,683	2,534,400	Canada	1.5%
Newcrest Mining ADR	89,301	3,244,032	1,226,103	Australia	0.7%
		7,877,715	3,760,503		2.2%

Raw Material Suppliers
BHP Billiton ADS	40,000	2,493,559	2,612,800	Australia	1.4%
Vale ADS	110,000	2,177,291	1,584,000	Brazil	1.0%
		4,670,850	4,196,800		2.4%

Specialty Chemicals
BASF ADR	40,000	2,888,666	3,896,000	Germany	2.2%

Steel Producers
Tenaris ADS	15,000	583,169	630,900	Argentina³	0.4%

		26,682,199	24,622,003		14.1%

Technology

Application Software
Dassault Systems ADR	30,000	2,222,944	3,789,000	France	2.2%
Nice Systems ADS²	80,000	2,901,033	2,952,000	Israel	1.7%
SAP ADS	50,000	2,794,738	3,672,000	Germany	2.1%
		7,918,715	10,413,000		6.0%

Electronics Components
Nidec ADS	26,703	514,164	456,087	China³	0.3%

IT Services
Infosys ADS	50,000	2,271,519	2,087,500	India	1.2%
Wolters Kluwer	180,000	3,369,276	3,924,714	Netherlands	2.2%
		5,640,795	6,012,214		3.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	41

Sextant International Fund

Schedule of Investments
Common Stocks — 89.6%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Technology (continued)

Printing & Imaging
Canon ADS	31,000	$1,346,618	$1,062,680	Japan	0.6%

Semiconductor Capital Equipment
ASML	57,750	2,144,504	4,693,342	Netherlands	2.7%

		17,564,796	22,637,323		13.0%

Utilities

Utility Networks
CPFL Energia ADS	120,000	2,784,531	2,554,800	Brazil	1.5%
Enersis ADS	65,000	1,024,863	1,089,400	Chile	0.6%
Korea Electric Power ADS²	20,000	304,261	235,600	South Korea	0.1%

		4,113,655	3,879,800		2.2%

Total investments		$131,700,325	156,519,278		89.6%
Other assets (net of liabilities)			18,078,966		10.4%
Total net assets			$174,598,244		100.0%
¹ Country of domicile unless otherwise indicated ² Non-income producing ³ Denotes country of primary exposure ADS: American Depositary Share ADR: American Depositary Receipt

Countries

42	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant International Fund

Statement of Assets and Liabilities
As of May 31, 2013

Assets
Investments in securities, at value (Cost $131,700,325)	$156,519,278
Cash	18,309,524
Dividends receivable	758,620
Receivable for Fund shares sold	182,925
Total assets		175,770,347
Liabilities
Payable for Fund shares redeemed	1,025,824
Payable to affiliates	98,439
Accrued expenses	34,379
Accrued distribution fee	13,461
Total liabilities		1,172,103
Net assets		$174,598,244

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$149,565,876
Undistributed net investment income	1,859,676
Accumulated net realized loss on investments	(1,645,211)
Unrealized net appreciation on investments	24,817,903
Net assets applicable to Fund shares outstanding		$174,598,244

Fund shares outstanding		11,404,087

Net asset value, offering and redemption price per share		$15.31

Statement of Operations
Period ended May 31, 2013

Investment income
Dividends (net foreign tax of $396,649)	$2,479,306
Miscellaneous income	25
Gross investment income		2,479,331
Expenses
Investment adviser fees	284,403
Distribution fees	231,399
Audit fees	24,995
Printing and postage	18,913
Chief Compliance Officer expenses	17,344
Trustee fees	14,527
Filing and registration fees	12,405
Other expenses	8,429
Custodian fees	4,764
Legal fees	4,746
Retirement plan custodial fees	2,494
Total gross expenses	624,419
Less custodian fee credits	(4,764)
Net expenses		619,655
Net investment income		$1,859,676

Net realized gain from investments and foreign currency		$389,784
Net increase in unrealized appreciation on investments and foreign currency		3,598,866
Net gain on investments		$3,988,650

Net increase in net assets resulting from operations		$5,848,326

The accompanying notes are an integral part of these financial statements.	May 31, 2013 Semi-Annual Report	43

Sextant International Fund

Statements of Changes in Net Assets	Period ended May 31, 2013	Year ended Nov. 30, 2012
Increase (decrease) in net assets from operations
From operations
Net investment income	$1,859,676	$1,745,820
Net realized gain (loss) on investments	389,784	(522,458)
Net increase in unrealized appreciation	3,598,866	5,176,302
Net increase in net assets	5,848,326	6,399,664
Distributions to shareholders from
Net investment income	-	(1,752,397)
Total distributions	-	(1,752,397)
Capital share transactions
Proceeds from sales of shares	28,211,680	71,414,557
Value of shares issued in reinvestment of dividends	-	1,712,748
Early redemption fees retained	-	10,463
Cost of shares redeemed	(43,193,279)	(59,179,801)
Net increase (decrease) in net assets	(14,981,599)	13,957,967
Total increase (decrease) in net assets	(9,133,273)	18,605,234

Net assets
Beginning of period	183,731,517	165,126,283
End of period	174,598,244	183,731,517

Undistributed net investment income	$1,859,676	$-

Shares of the Fund sold and redeemed
Number of shares sold	1,830,829	4,849,441
Number of shares issued in reinvestment of dividends	-	115,492
Number of shares redeemed	(2,800,794)	(4,048,398)
Net increase (decrease) in number of shares outstanding	(969,965)	916,535

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For year ended November 30,
	May 31, 2013	2012	2011	2010	2009	2008
Net asset value at beginning of period	$14.85	$14.41	$15.03	$14.03	$11.32	$16.11
Income from investment operations
Net investment income	0.16	0.14	0.12	0.06	0.02	0.03
Net gains (losses) on securities (both realized and unrealized)	0.30	0.44	(0.63)	1.12	2.72	(4.79)
Total from investment operations	0.46	0.58	(0.51)	1.18	2.74	(4.76)
Less distributions
Dividends (from net investment income)	-	(0.14)	(0.12)	(0.06)	(0.03)	(0.03)
Distributions (from capital gains)	-	-	-	(0.12)	-	-
Total distributions	-	(0.14)	(0.12)	(0.18)	(0.03)	(0.03)
Paid-in capital from early redemption fees	-	0.00¹	0.01	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$15.31	$14.85	$14.41	$15.03	$14.03	$11.32

Total return	3.10%	4.05%	(3.31)%	8.43%	24.22%	(29.56)%

Ratios / supplemental data
Net assets ($000), end of period	$174,598	$183,732	$165,126	$150,788	$95,885	$21,497
Ratio of expenses to average net assets
Before custodian fee credits	0.34%	1.10%	0.88%	1.03%	1.14%	1.43%
After custodian fee credits	0.33%	1.10%	0.88%	1.03%	1.13%	1.42%
Ratio of net investment income after custodian fee credits to average net assets	1.00%	0.98%	0.81%	0.51%	0.27%	0.40%
Portfolio turnover rate	2%	10%	7%	2%	2%	10%
¹Amount is less than $0.01

44	May 31, 2013 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Notes To Financial Statements

NOTE 1 — Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a business trust on February 20, 1987. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. Seven portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund, Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, which is offered through a separate prospectus and the results of which are contained in a separate report.

Sextant Growth (previously known as Idaho Limited Maturity Tax-Exempt Fund until October 12, 1990, then Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed) commenced operations as an equity fund on December 30, 1990. Sextant International and Sextant Short-Term Bond began operations September 28, 1995. Sextant Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 2, 1993. Sextant Core Fund commenced operations March 30, 2007. Sextant Global High Income Fund commenced operations March 30, 2012.

The investment objective of the Growth and International Funds is long-term capital growth. The investment objectives of the Core Fund are long-term capital appreciation and preservation. The investment objective of the Bond Income and Short-Term Bond Funds is current income, with Short-Term Bond having the additional objective of capital preservation. The investment objectives of the Global High Income Fund are high income and capital preservation.

NOTE 2 — Unaudited Information

The information in this interim report has not been subjected to independent audit.

NOTE 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:

The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Fair value measurements:

The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

May 31, 2013 Semi-Annual Report	45

Notes To Financial Statements (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Short-Term Bond
Certificate of Deposit	$225,210	$-	$225,210	$-
Corporate Bonds	$5,621,267	$-	$5,621,267	$-
Foreign Government Bonds	$464,431	$-	$464,431	$-
Municipal Bonds	$656,100	$-	$560,880	$95,220
US Government	$852,926	$-	$852,926	$-
Total Assets	$7,819,934	$-	$7,724,714	$95,220

	Short-Term Bond Level 3 Roll-Forward Municipal Securities
	Beginning balance			$96,561
	Total unrealized gains or losses			$(1,341)
	Purchases			$-
	Maturity			$-
	Transfers in and/or out of level 3			$-
	Ending Balance			$95,220

Bond Income
Corporate Bonds	$3,895,476	$-	$3,895,476	$-
Foreign Government Bonds	$236,512	$-	$236,512	$-
Municipal Bonds	$2,646,903	$-	$2,646,903	$-
US Government	$389,406	$-	$389,406	$-
Total Assets	$7,168,297	$-	$7,168,297	$-

Core Fund
Common Stocks	$3,728,958	$3,728,958	$-	$-
Corporate Bonds	$2,656,470	$-	$2,656,470	$-
Municipal Bonds	$227,365	$-	$227,365	$-
Total Assets	$6,612,793	$3,728,958	$2,883,835	$-

Global High Income
Common Stocks	$2,572,875	$1,828,217	$744,658	$-
Corporate Bonds	$1,470,847	$-	$1,470,847	$-
Foreign Government Bonds	$424,421	$-	$424,421	$-
Preferred Stocks	$487,371	$487,371	$-	$-
Total Assets	$4,955,514	$2,315,588	$2,639,926	$-

Growth Fund
Common Stocks	$23,805,657	$23,805,657	$-	$-
Total Assets	$23,805,657	$23,805,657	$-	$-

International Fund
Common Stocks	$156,519,278	$148,567,031	$7,952,247	$-
Total Assets	$156,519,278	$148,567,031	$7,952,247	$-

During the period ended May 31, 2013, no Fund had transfers between Level 1 and Level 2.

Odd Lots:

The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lot municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bond holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750%
10,000-24,999	-0.625%
25,000-49,999	-0.500%
50,000-74,999	-0.375%
75,000-99,999	-0.250%
100,000 and up	none

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules and regulations that require enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended May 31, 2013, the Funds did not hold any derivative instruments.

Investment concentration:

The Funds may have deposits of cash with the custodian from time to time for one or more reasons. "Other assets (net of liabilities)" in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting standards identify these items as a concentration of credit risk, requiring disclosure regardless of the degree of risk. The risk is managed by financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This periodic process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 — 2012) or expected to be taken in the Funds' 2013

46	May 31, 2013 Semi-Annual Report

Notes To Financial Statements (continued)

tax returns. The Funds identify their major tax jurisdictions as US federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of November 30, 2012, the reclassification of capital accounts were as follows:

	Short-Term Bond	Bond Income
Undistributed net investment income	$ -	$90
Accumulated gains (losses)	$ -	$-
Paid-in capital	$ -	$(90)

	Core	Global High Income
Undistributed net investment income	$28	$1,660
Accumulated gains (losses)	$(2)	$(1,660)
Paid-in capital	$(26)	$-

	Growth	International
Undistributed net investment income	$ -	$(13,891)
Accumulated gains (losses)	$ -	$15,797
Paid-in capital	$ -	$(1,906)

These reclassifications were due to over-distribution and the treatment of foreign currencies.

Distributions to shareowners:

For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund, and Sextant International Fund, dividends to shareholders from net investment income are payable at the end of each November.

Distributions of capital gains, if any, are made at least annually and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds at the net asset value on the payable date. Shareowners may elect to take dividends in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:

Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted over the lives of the respective securities. Cash dividends from equity securities are recorded as income on the ex-dividend date.

NOTE 4 — Transactions with Affiliated Persons

Under a contract approved by shareowners on September 28, 1995 (March 30, 2007, for Sextant Core Fund and March 30, 2012 for Sextant Global High Income Fund), Saturna Capital Corporation provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The Adviser has agreed to certain limits on other expenses, as described below.

The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index.

Performance Adjustment for Sextant Global High Income Fund, Sextant Short-Term Bond Fund, and Sextant Bond Income Fund:

  For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

Performance adjustment for Sextant Core Fund, Sextant Growth Fund, and Sextant International Fund:

  For each month in which these Funds' total investment returns (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

The Adviser has voluntarily undertaken to limit expenses of Sextant Global High Income and Sextant Bond Income Fund to 0.90%, and Sextant Short-Term Bond Fund to 0.75%, through March 31, 2014. It waives its investment advisory and administrative fee to Sextant Short-Term Bond Fund and Sextant Bond Income Fund completely should assets of such Fund be less than $2 million. For the period ended May 31, 2013, the advisory fees incurred were as follows:

	Adviser Fees	Adviser Fees Waived	Expense Reimbursement
Short-Term Bond	$17,379	$(16,230)	$-
Bond Income	22,580	(14,887)	-
Core	12,775	N/A	-
Global High Income	14,667	(6,239)	-
Growth	78,403	N/A	-
International	$284,403	N/A	$-

In accordance with the expense limitation noted above, for the period ended May 31, 2013, Saturna Capital waived a portion of the advisory fees of the Sextant Short-Term Bond Fund, Sextant Bond Income Fund, and Sextant Global High Income Fund. The adviser cannot recoup previously waived fees.

May 31, 2013 Semi-Annual Report	47

Notes To Financial Statements (continued)

Saturna Brokerage Services, Inc. ("SBS"), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, The Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of .25% of the average net assets of the Funds. During the period ended May 31, 2013, the Trust paid SBS the following amounts:

12b-1 Fees
Short-Term Bond	$9,547
Bond Income	9,668
Core	9,114
Global High Income	6,575
Growth	33,499
International	$231,399

SBS is the primary broker used to effect portfolio transactions for the Trust. SBS currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified. Transactions effected through other brokers may be subject to a commission payable to that broker.

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, acts as retirement plan custodian for Fund shareowners. For the period ended May 31, 2013, the Funds paid STC the following amounts:

Retirement plan custodial fees
Short-Term Bond	$1,697
Bond Income	766
Core	935
Global High Income	135
Growth	2,759
International	$2,494

Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital, Saturna Brokerage Services, and Saturna Trust Company. Mr. Kaiser is not compensated by the Trust. For the period ended May 31, 2013, the Trust incurred $15,000 in Independent Trustee compensation.

The officers of the Trust are paid by Saturna Capital, not the Trust, except the Chief Compliance Officer, who may be partially compensated by the Trust. For the period ended May 31, 2013, the Funds paid the following compensation expenses for the Chief Compliance Officer:

Chief Compliance Officer
Short-Term Bond	$708
Bond Income	774
Core	708
Global High Income	417
Growth	2,070
International	$17,344

On May 31, 2013, the trustees, officers, and their affiliates as a group owned 30.12%, 30.90%, 35.60%, 38.28%, 9.70% and 1.69% of the outstanding shares of Short-Term Bond, Bond Income, Core, Global High Income, Growth, and International Funds, respectively.

NOTE 5 — Distributions to Shareowners

The tax characteristics of distributions paid during the period ended May 31, 2013, and the fiscal year ended November 30, 2012, were as follows:

	Period ended May 31, 2013	Year ended Nov. 30, 2012
Short-Term Bond Fund
Ordinary income	$44,772	$95,199
Bond Income Fund
Ordinary income	124,315	236,032
Core Fund
Ordinary income	-	87,854
Global High Income Fund
Ordinary income	-	82,549
Growth Fund
Ordinary income	-	101,993
International Fund
Ordinary income	$-	$1,752,397

NOTE 6 — Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows:

	Short-Term Bond	Bond Income
Cost of investments	$7,775,537	$6,700,133
Gross tax unrealized appreciation	68,323	503,945
Gross tax unrealized depreciation	(23,926)	(35,781)
Net tax unrealized appreciation	$44,397	$468,164

	Core	Global High Income
Cost of investments	$5,590,666	$4,825,902
Gross tax unrealized appreciation	1,094,134	317,866
Gross tax unrealized depreciation	(72,007)	(188,254)
Net tax unrealized appreciation	$1,022,127	$129,612

	Growth	International
Cost of investments	$12,139,972	$131,700,325
Gross tax unrealized appreciation	11,743,940	39,017,467
Gross tax unrealized depreciation	(78,255)	(14,198,514)
Net tax unrealized appreciation	$11,665,685	$24,818,953

As of November 30, 2012, components of distributable earnings on a tax basis were as follows:

Short-Term Bond
Undistributed ordinary income	$1,308
Tax accumulated earnings	1,308
Accumulated capital losses	(38,622)
Unrealized appreciation	102,195
Total accumulated earnings	$64,881

48	May 31, 2013 Semi-Annual Report

Notes To Financial Statements (continued)

Bond Income
Accumulated capital losses	$(38,659)
Unrealized appreciation	712,404
Total accumulated earnings	$673,745

Core
Accumulated capital losses	$(377,713)
Unrealized appreciation	735,553
Total accumulated earnings	$357,840

Global High Income
Undistributed ordinary income	$44
Tax accumulated earnings	44
Accumulated capital losses	(53,560)
Unrealized appreciation	28,747
Other unrealized losses	(6,823)
Total accumulated earnings	$(31,592)

Growth
Undistributed ordinary income	$27,785
Tax accumulated earnings	27,785
Accumulated capital losses	(83,254)
Unrealized appreciation	9,556,290
Total accumulated earnings	$9,500,821

International
Accumulated capital losses	$(2,034,995)
Unrealized appreciation	21,219,045
Other unrealized losses	(8)
Total accumulated earnings	$19,184,042

At November 30, 2012, the Funds had capital loss carryforwards as follows, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future new capital gains realized for federal income tax purposes.:

	Carryforward	Expiration
Short-Term Bond
	$2,972	2014
	10,255	2016
Short-term loss carryforward	25,395	Unlimited
	$38,622

Bond Income
	$18,192	2016
	20,467	2017
	$38,659

Core
	$74,883	2016
	62,995	2017
	11,779	2018
	73,738	2019
Short-term loss carryforward	14,134	Unlimited
Long-term loss carryforward	140,184	Unlimited
	$377,713

	Carryforward	Expiration
Global High Income
Short-term loss carryforward	$53,560	Unlimited
	$53,560

Growth
	$83,254	2019
	$83,254

International
	$1,528,334	2019
Short-term loss carryforward	449,325	Unlimited
Long-term loss carryforward	57,336	Unlimited
	$2,034,995

Utilized Capital Loss Carryforward		Expiration
Bond Income
Utilized capital loss carryforward	$1,393	2016

Growth
Utilized capital loss carryforward	$211,971	2019

NOTE 7 — Investments

Investment transactions other than short-term investments for the period ended May 31, 2013, were as follows:

	Purchases	Sales
Short-Term Bond	$2,577,978	$876,940
Bond Income	396,688	-
Core	903,322	1,110,407
Global High Income	1,284,564	695,683
Growth	1,324,144	3,171,463
International	$9,879,230	$3,793,666

NOTE 8 — Custodian

Under agreements in place with the Trust's custodian, Bank of New York Mellon, custody fees are reduced by credits for cash balances. Such reductions for the period ended May 31, 2013, were as follows:

Custodian Fee Credits
Short-Term Bond	$169
Bond Income	181
Core	166
Global High Income	262
Growth	602
International	$4,764

NOTE 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

May 31, 2013 Semi-Annual Report	49

Expenses

All mutual funds have operating expenses. As a Sextant Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Sextant Funds, unlike many other mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees or exchange fees related to Saturna Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2012, to May 31, 2013).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds also charge for extra services rendered on request, which you may need to add to determine your total expenses, for example $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than Saturna Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the Sextant Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees (note that the Sextant Funds do not charge any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2012]	Ending Account Value [May 31,2013]	Expenses Paid During Period¹	Annualized Expense Ratio
Short-Term Bond Fund
Actual	$1,000	$999.90	$3.79	0.76%
Hypothetical (5% return before expenses)	$1,000	$1,021.14	$3.83	0.76%

Bond Income Fund
Actual	$1,000	$984.20	$4.45	0.90%
Hypothetical (5% return before expenses)	$1,000	$1,020.44	$4.53	0.90%

Core Fund
Actual	$1,000	$1,057.40	$5.33	1.04%
Hypothetical (5% return before expenses)	$1,000	$1,019.75	$5.24	1.04%

Global High Income Fund
Actual	$1,000	$1,041.40	$4.58	0.90%
Hypothetical (5% return before expenses)	$1,000	$1,020.44	$4.53	0.90%

Growth Fund
Actual	$1,000	$1,117.90	$5.39	1.02%
Hypothetical (5% return before expenses)	$1,000	$1,019.85	$5.14	1.02%

International Fund
Actual	$1,000	$1,031.00	$3.34	0.66%
Hypothetical (5% return before expenses)	$1,000	$1,021.64	$3.33	0.66%

¹ Expenses are equal to the annualized expense ratio indicated above (based on the most recent semi-annual period of December 1, 2012, through May 31, 2013), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

50	May 31, 2013 Semi-Annual Report

Availability of Portfolio Information

  The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and at www.sextantfunds.com.
  The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
  The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at www.sextantfunds.com.

Availability of Proxy Voting Information

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www. sextantfunds.com; and (c) on the SEC's website at www.sec.gov.
  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www.sextantfunds.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information, please call us at 1-800/SATURNA (1-800-728-8762)

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies 30 days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

May 31, 2013 Semi-Annual Report	51

www.sextantfunds.com

Saturna Capital (logo omitted)
1300 North State Street
Bellingham, WA 98225
www.saturna.com
800/SATURNA

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Sextant Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

Idaho Tax-Exempt Fund

Semi-Annual Report

May 31, 2013

Performance Summary:

Average Annual Returns as of June 30, 2013:
	10 Years	5 Years	3 Years	1 Year	Expense Ratio¹	30-Day Yield²
Idaho Tax-Exempt Fund	3.16%	3.99%	2.92%	-0.55%	0.62%	1.70%
S&P Idaho Municipal Bond Index	5.11%	5.62%	5.06%	0.75%	N/A	N/A
“Muni Single State Intermediate” Category³	3.28%	4.09%	3.24%	-0.73%	N/A	N/A
% Rank in category	62	62	71	35	N/A	N/A
Funds in category	201	216	219	232	N/A	N/A

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 800/SATURNA or visiting www.idahotaxexemptfund.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Please consider an investment's objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Idaho Tax-Exempt Fund in a prospectus or summary prospectus, ask your financial advisor, visit www.idahotaxexemptfund.com or call toll free 800/SATURNA. Please read the prospectus or summary prospectus carefully before investing.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 22, 2013, and incorporates results for the fiscal year ended November 30, 2012. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

² A Fund's 30-Day Yield is calculated by dividing the net investment income per share during the preceding 30 days by the net asset value per share on the last day of the period. The 30-Day Yield provides an estimate of a Fund's investment income rate, but may not equal the actual income distribution rate.

³ Source: Morningstar June 30, 2013. Morningstar, Inc. is an independent fund performance monitor. Rankings and category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns account for management, administrative, 12b-1 fees, and other costs automatically deducted from fund assets.

“% Rank in Category”: This is the fund's total-return percentile rank for the specified time period relative to all funds in the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

2	May 31, 2013	Semi-Annual Report

(logo omitted)

Fellow Shareowners:

For the six months ended May 31, 2013, Idaho Tax-Exempt Fund returned -1.39%. For the twelve months ended May 31, 2013, the Fund returned 1.32%. At May 31, 2013, the net asset value per share was $5.52, down $0.16 per share for the semi-annual period, and $0.10 per share for the year. Since November 30, 2012, the Fund's outstanding shares increased 1.7% to 2.96 million while net assets declined 1.1% to $16.33 million.

This spring the global bond market experienced a significant decline in levered risk positions that caused substantially lower prices for US bond markets, including municipal bonds. The recent Detroit bankruptcy announcement has also raised concern about the covenants and cash flows securing municipal creditors. A federal bankruptcy court will determine how creditors and beneficiaries will be compensated over the next few years. Creditor impairments seem unavoidable at this point.

The national economy continues to generate modest growth and temporary employment. The recent 1 percent increase in long-term rates may slow that expansion. Inflation for consumer staples is rising, but overall inflation remains contained. With improving growth prospects, slightly higher interest rates are likely. The Fund's dollar-weighted average maturity is close to its minimum at 5.5 years and is therefore well positioned to take advantage of rising rates.

Idaho's credit quality remains solid at the state level and improved over the last year. General and reserve fund balances rose. On the local level, credit will cope with soft property tax revenues for another year. The 2013 federal budget sequestration reduced payments to Idaho. The state will consider replacing its current "uninsureds" health care network with an expansion of Medicaid under the Patient Protection and Affordable Care Act in 2014.

Looking ahead, The Federal Reserve Bank will keep short-term rates low and continue quantitative easing to lighten the burden of debt service for undercapitalized banks and heavily indebted sovereign nations. Central bank policies seek to extend the required recovery period and eventually rescue some, if not all, of the stressed borrowers. The recent rise in rates will be hard to extend without a meaningful increase in employment and inflation.

For those seeking a conservative investment vehicle, the Idaho Tax-Exempt Fund offers a diversified portfolio of high-grade, 100% Idaho issues that provide income exempt from federal income and alternative minimum taxes as well as Idaho state income tax. Idaho municipal bonds should continue to offer real returns for risk-averse, income-oriented investors.

We invite you to review the advantages of the Idaho Tax-Exempt Fund, and we welcome your suggestions. Only with your help can we be certain that we are meeting our primary objective — fulfilling your investment needs.

Respectfully,

(graphic omitted)
Nicholas Kaiser,
President

(graphic omitted)
Phelps McIlvaine,
Vice President, Portfolio Manager

July 23, 2013

May 31, 2013	Semi-Annual Report	3

Performance Summary

Average Annual Returns as of May 31, 2013
	10 Years	5 Years	1 Year	Expense Ratio¹
Idaho Tax-Exempt Fund	3.38%	4.22%	1.32%	0.62%
S&P Idaho Municipal Bond Index	5.35%	6.02%	3.65%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the Index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2003 to an identical amount invested in the Standard & Poor's Idaho Municipal Bond Index, which is a broad-based index of Idaho municipal bond prices. The graph shows that an investment in the Fund would have risen to $13,939 versus $16,849 in the S&P Idaho Municipal Bond Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus, which is dated March 22, 2013, and incorporates results for the fiscal year ended November 30, 2012. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes, with a secondary objective of capital preservation.

Portfolio Diversification	Top Ten Holdings
	% of Fund Assets
Weightings are shown as a percentage of total net assets.	Ada & Canyon Cos. ID JSD #3 Kuna 4.00% due 08/15/2022	2.8%
	Idaho State Building Authority Revenue 5.00% due 09/01/2032	2.8%
	Madison Co. ID SCD #321 Rexburg 4.50% due 08/15/2024	2.7%
	Boise State University ID Revenues 5.00% due 04/01/2034	2.6%
	Owyhee & Elmore Cos. ID JSD #365 4.00% due 08/15/2027	2.4%
	Payette Co. ID SCD #373 5.00% due 09/15/2024	2.3%
	Pocatello ID Water Revenue 4.75% due 02/01/2026	2.3%
	Canyon Co. ID SCD #139 Vallivue 4.35% due 09/15/2025	2.3%
	Canyon Co. ID SCD #131 Nampa 4.75% due 08/15/2019	2.0%
	Valley & Adams Cos. ID JSD #421 4.50% due 08/01/2024	2.0%

4	May 31, 2013	Semi-Annual Report

Schedule of Investments
Tax-Exempt Municipal Bonds — 95.3%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Financial Services — 0.6%
Idaho Bond Bank Authority¹	4.00% due 09/15/2019	$90,000	$101,785	0.6%
		90,000	101,785	0.6%

General Obligation — 59.8%
Ada & Canyon Cos. ID JSD #2 Meridian¹	5.50% due 07/30/2015	50,000	55,044	0.3%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2020	165,000	181,757	1.1%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2021	155,000	170,742	1.0%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	269,846	1.7%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	461,068	2.8%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	106,292	0.7%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	279,632	1.7%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	215,250	1.3%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	163,138	1.0%
Bonneville & Bingham Cos. ID JSD #93	4.50% due 09/15/2016	150,000	164,111	1.0%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	291,762	1.8%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	231,300	1.4%
Bonneville Co. ID SCD #91¹	4.00% due 09/15/2026	50,000	54,812	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	294,938	1.8%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	260,323	1.6%
Canyon Co. ID SCD #131 Nampa	4.75% due 08/15/2019	325,000	327,867	2.0%
Canyon Co. ID SCD #131 Nampa	5.00% due 08/15/2023	105,000	115,664	0.7%
Canyon Co. ID SCD #134 Middleton	4.65% due 07/31/2016	170,000	171,173	1.0%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	312,801	2.0%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	370,356	2.3%
Clark Co. ID SCD #161 Dubois	2.50% due 08/01/2016	280,000	294,353	1.8%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	223,640	1.4%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	141,525	0.9%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	109,742	0.7%
Jerome, Lincoln & Gooding Cos. JSD #261	3.75% due 09/15/2018	125,000	133,859	0.8%
Jerome, Lincoln & Gooding Cos. JSD #261	5.00% due 09/15/2022	250,000	272,215	1.7%
Kootenai Co. ID SCD #271	4.00% due 09/15/2025	165,000	183,353	1.1%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	230,197	1.4%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	209,958	1.3%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	435,326	2.7%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	263,460	1.6%
Meridian ID Free Library District	5.00% due 08/01/2015	100,000	100,712	0.6%
Minidoka & Jerome Cos. ID JSD #331¹	4.50% due 08/15/2018	75,000	81,926	0.5%
Minidoka & Jerome Cos. ID JSD #331¹	4.50% due 08/15/2020	75,000	81,119	0.5%
Minidoka & Jerome Cos. ID JSD #331	4.375% due 08/15/2024	225,000	236,947	1.5%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	168,552	1.0%
Nampa ID Series B	5.00% due 08/01/2020	200,000	219,952	1.3%
Owyhee & Canyon Cos. ID JSD #370	4.55% due 08/15/2016	160,000	178,616	1.1%
Owyhee & Elmore Cos. ID JSD #365	4.00% due 08/15/2027	350,000	384,671	2.4%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	379,312	2.3%
Twin Falls & Gooding Cos. JSD #412	4.125% due 09/01/2023	100,000	114,430	0.7%
Twin Falls Co. ID SCD #411	4.30% due 09/15/2025	120,000	126,792	0.8%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2022	135,000	151,658	0.9%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2024	290,000	325,783	2.0%
Valley & Adams Cos. ID JSD #421	3.00% due 08/01/2026	220,000	217,633	1.3%
		8,975,000	9,763,607	59.8%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2013	Semi-Annual Report	5

Schedule of Investments
Tax-Exempt Municipal Bonds — 95.3%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Medical/Hospitals — 2.3%
Idaho Health Facility Authority Revenue	6.00% due 02/01/2023	$200,000	$237,160	1.5%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	133,785	0.8%
		315,000	370,945	2.3%

Municipal Leases — 1.0%
Nez Perce Co. ID COPS	4.50% due 02/01/2021	150,000	156,461	1.0%
		150,000	156,461	1.0%

Pollution Control — 3.4%
Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	114,655	0.7%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	139,130	0.9%
Idaho Bond Bank Authority¹	4.125% due 09/15/2023	75,000	81,378	0.5%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	215,404	1.3%
		510,000	550,567	3.4%

Power Generation — 0.6%
Idaho Falls ID Electric Revenue¹	6.75% due 04/01/2019	90,000	99,983	0.6%
		90,000	99,983	0.6%

Real Estate — 5.0%
Idaho Housing & Finance Association¹	5.65% due 07/01/2028	5,000	4,967	0.0%²
Idaho State Building Authority Revenue	4.50% due 09/01/2023	110,000	111,126	0.7%
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	458,556	2.8%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	240,067	1.5%
		755,000	814,716	5.0%

State Education — 10.1%
Boise State University Revenues	4.50% due 04/01/2027	250,000	267,262	1.6%
Boise State University Revenues	5.00% due 04/01/2034	385,000	420,247	2.6%
Idaho State University Revenues	4.625% due 04/01/2024	220,000	225,949	1.4%
University of Idaho Revenues	5.00% due 04/01/2019	200,000	214,068	1.3%
University of Idaho Revenues	5.00% due 04/01/2020	260,000	277,849	1.7%
University of Idaho Revenues	5.00% due 04/01/2028	225,000	250,218	1.5%
		1,540,000	1,655,593	10.1%

Transportation — 4.6%
Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	197,499	1.2%
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	275,037	1.7%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	220,362	1.4%
Idaho Housing & Finance Association¹	5.00% due 07/15/2027	50,000	55,386	0.3%
		710,000	748,284	4.6%

Urban Renewal — 1.6%
Boise City ID Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	173,381	1.0%
Boise City ID Urban Renewal Agency Lease Revenue¹	5.00% due 08/15/2021	90,000	96,975	0.6%
		250,000	270,356	1.6%

Water Supply — 6.3%
Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	168,714	1.0%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	107,690	0.7%
Idaho Bond Bank Authority	5.00% due 09/15/2026	250,000	275,768	1.7%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	107,008	0.6%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	374,843	2.3%
		955,000	1,034,023	6.3%

Total investments	(Cost = $14,875,459)	$14,340,000	15,566,320	95.3%
Other assets (net of liabilities)			770,488	4.7%
Total net assets			$16,336,808	100.0%
¹ Indicates an odd lot. Please refer to page 10 for more information regarding odd lots. ² Amount is less than 0.05%

6	May 31, 2013	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

As of May 31, 2013

Assets
Investments in securities, at value (Cost $14,875,459)	$15,566,320
Cash	629,912
Interest receivable	170,160
Insurance reserve premium	801
Total assets		16,367,193
Liabilities
Payable for Fund shares redeemed	10,755
Distributions payable	7,734
Payable to affiliates	7,336
Accrued expenses	4,560
Total liabilities		30,385
Net assets		$16,336,808

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$15,642,330
Undistributed tax-free income	3,617
Unrealized net appreciation on investments	690,861
Net assets applicable to Fund shares outstanding		$16,336,808

Fund shares outstanding		2,959,478

Net asset value, offering, and redemption price per share		$5.52

Statement of Operations

Period ended May 31, 2013

Investment income
Interest income	$285,891
Gross investment income		285,891
Expenses
Investment adviser fees	40,958
Chief Compliance Officer expenses	1,565
Filing and registration fees	996
Audit fees	865
Other expenses	777
Trustee fees	531
Custodian fees	391
Printing and postage	240
Legal fees	203
Retirement plan custodial fees	30
Total gross expenses	46,556
Less custodian fee credits	(391)
Net expenses		46,165
Net investment income		$239,726

Net decrease in unrealized appreciation on investments		$(463,256)
Net loss on investments		$(463,256)

Net decrease in net assets resulting from operations		$(223,530)

Bond Quality Diversification

Based on total net assets as of May 31, 2013.

Source: Moody's Investors Services.

The accompanying notes are an integral part of these financial statements.	May 31, 2013	Semi-Annual Report	7

Statements of Changes of Net Assets

	Period ended May 31, 2013	Year ended Nov. 30, 2012
Increase (decrease) in net assets from operations:
From operations
Net investment income	$239,726	$460,600
Net realized gain on investments	-	36,728
Net increase (decrease) in unrealized appreciation	(463,256)	495,979
Net increase (decrease) in net assets	(223,530)	993,307
Distributions to shareholders from
Net investment income	(239,726)	(460,825)
Capital gains distributions	-	(36,739)
Total distributions	(239,726)	(497,564)
Capital share transactions
Proceeds from sales of shares	1,042,346	1,081,366
Value of shares issued in reinvestment of dividends	194,147	396,137
Cost of shares redeemed	(952,143)	(1,574,954)
Net increase (decrease) in net assets	284,350	(97,451)
Total increase (decrease) in net assets	(178,906)	398,292

Net assets
Beginning of period	16,515,714	16,117,422
End of period	16,336,808	16,515,714

Undistributed tax-free income	$3,617	$3,617

Shares of the Fund sold and redeemed
Number of shares sold	186,424	192,360
Number of shares issued in reinvestment of dividends	34,784	70,444
Number of shares redeemed	(170,458)	(280,880)
Net increase (decrease) in number of shares outstanding	50,750	(18,076)

Financial Highlights

	Period ended	For Year Ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2013	2012	2011	2010	2009	2008
Net asset value at beginning of period	$5.68	$5.51	$5.43	$5.43	$4.94	$5.30
Income from investment operations
Net investment income	0.08	0.16	0.18	0.17	0.17	0.18
Net gains (losses) on securities (both realized & unrealized)	(0.16)	0.18	0.08	-	0.49	(0.36)
Total from investment operations	(0.08)	0.34	0.26	0.17	0.66	(0.18)
Less distributions
Dividends (from net investment income)	(0.08)	(0.16)	(0.18)	(0.17)	(0.17)	(0.18)
Distributions (from capital gains)	-	(0.01)	0.00¹	0.00¹	-	-
Total distributions	(0.08)	(0.17)	(0.18)	(0.17)	(0.17)	(0.18)
Paid-in capital from early redemption fees	-	-	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$5.52	$5.68	$5.51	$5.43	$5.43	$4.94

Total return	(1.39)%	6.33%	4.91%	3.26%	13.46%	(3.36)%

Ratios / supplemental data
Net assets ($000), end of period	$16,337	$16,516	$16,117	$15,230	$14,610	$11,774
Ratio of expenses to average net assets
Before custodian fee credits	0.28%	0.62%	0.62%	0.74%	0.85%	0.77%
After custodian fee credits	0.28%	0.62%	0.61%	0.73%	0.84%	0.76%
Ratio of net investment income after custodian fee credits to average net assets	1.46%	2.89%	3.27%	3.23%	3.19%	3.51%
Portfolio turnover rate	1%	12%	4%	2%	3%	7%
¹Amount is less than $0.01

8	May 31, 2013	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Notes To Financial Statements

Note 1 — Organization

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. Six portfolios have been created to date in addition to the Idaho Tax-Exempt Fund (the “Fund”). The other six portfolios are distributed through a separate prospectus and the results of those funds are contained in a separate report.

The Idaho Tax-Exempt Fund was first authorized to sell shares of beneficial interest on September 4, 1987. The investment objective of the Fund is to provide income free from federal income, federal alternative minimum, and Idaho state income taxes. Preservation of capital is a secondary objective.

Note 2 — Unaudited Information

The information in this interim report has not been subjected to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Fund in preparation of its financial statements.

Security valuation:

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions. In the absence of a valuation from an independent service for a security, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Share valuation:

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is the offering and redemption price per share.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Fund is intended for long-term investment and does not permit rapid trading of its shares. The Fund cannot always identify all intermediaries or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Fair value measurements:

The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments carried at value:

Fair Value Inputs	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Municipal Bonds	$15,566,320	$-	$14,852,945	$713,375
Total Assets	$15,566,320	$-	$14,852,945	$713,375

During the period ended May 31, 2013, the Fund had no transfers between Level 1 and Level 2.

May 31, 2013	Semi-Annual Report	9

Notes To Financial Statements (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 3 Roll-Forward Municipal Securities
Beginning balance	$585,180
Total unrealized gains or losses	(4,350)
Purchases	57,545
Maturity/call	(15,000)
Transfers in to and/or out of level 3	90,000
Ending balance	$713,375

Odd Lots:

The bid-side valuations provided by the independent pricing service are for institutional “round-lot” holdings (“Round Lots”). Round Lots consist of 100 bonds (approximately $100,000 each). Some of the Fund's holdings consist of less than a Round Lot and are considered “Odd Lots”. Odd Lots trade at a discount to Round Lots to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Fund applies a discount to the valuation of Odd Lot holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750%
10,000-24,999	-0.625%
25,000-49,999	-0.500%
50,000-74,999	-0.375%
75,000-99,999	-0.250%
100,000 and up	none

Income taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. As the Fund intends to meet requirements for tax-free income dividends, and the requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax, no income tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 — 2012) or expected to be taken in the Fund's 2013 tax return. The Fund identifies its major tax jurisdiction as US federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Derivative instruments and hedging activities:

The Funds have adopted the financial reporting rules and regulations that require enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended May 31, 2013, the Fund did not hold any derivative instruments.

Distributions to shareowners:

The Fund's dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.

Distributions of capital gains, if any, are made at least annually and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds at the net asset value on payable date. Shareowners may elect to take dividends in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of November 30, 2012, the reclassification of capital accounts were as follows:

Accumulated gain (loss)	$11
Paid-in capital	$(11)

Other:

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in the State of Idaho.

Interest income is recognized on an accrual basis. Discounts on securities purchased are accreted and premiums are amortized over the lives of the respective securities.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

10	May 31, 2013	Semi-Annual Report

Notes To Financial Statements (continued)

Note 4 — Transactions with Affiliated Persons

Under a contract approved annually by the Fund's independent trustees, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct the Fund's business. For such services, the Fund pays an annual fee equal to 0.50% of its average daily net assets. For the period ended May 31, 2013, the Fund incurred advisory fee expenses of $40,958 . Expenses incurred by the Trust on behalf of the Fund (e.g., legal fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets.

Saturna Capital also acts as transfer agent for the Fund, for which it did not receive any compensation during the period ended May 31, 2013. Saturna Capital has voluntarily elected to waive the transfer agent fee for an indefinite period, which may cease at Saturna Capital's election, to reduce the Fund's operating expenses.

Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor for the Fund.

Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as a retirement plan custodian for Fund shareowners. For the six months ended May 31, 2013, the Fund incurred retirement plan custodial fees of $30.

Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital, Saturna Brokerage Services, and Saturna Trust Company. Mr. Kaiser is not compensated by the Trust. For the period ended May 31, 2013, the Trust incurred compensation expenses of $15,000, which is included in the $19,699 of total expenses for the independent Trustees. Idaho Tax-Exempt Fund paid $531 of these total expenses.

The officers of the Trust are paid by Saturna Capital, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the period ended May 31, 2013, the Fund paid $1,565 in compensation for such services.

On May 31, 2013, the trustees, officers, and their immediate families as a group directly or indirectly owned 10.93% of the outstanding shares of the Fund.

Note 5 — Investments

During the period ended May 31, 2013, the Fund purchased $746,834 of securities and sold/matured $130,000 of securities.

Note 6 — Distributions to Shareowners

The tax characteristics of distributions paid during the period ended May 31, 2013, and the fiscal year ended November 30, 2012 were as follows:

	Period ended May 31, 2013	Year ended Nov. 30, 2012
Tax-exempt income	$239,726	$460,825
Capital gain¹	$-	$36,739

¹Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

The cost basis of investments for federal income tax purposes at May 31, 2013, were as follows:

Cost of investments	$14,875,459
Gross unrealized appreciation	$787,055
Gross unrealized depreciation	$(96,194)
Net unrealized appreciation	$690,861

As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$3,617
Tax accumulated earnings	3,617
Unrealized appreciation	1,154,117
Total accumulated earnings	$1,157,734

Note 7 — Custodian

Under the agreement in place with Bank of New York Mellon, custody fees are reduced by credits for cash balances. Such reduction for the period ended May 31, 2013, amounted to $391.

Note 8 — Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

May 31, 2013	Semi-Annual Report	11

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12	May 31, 2013	Semi-Annual Report

Expenses

All mutual funds have operating expenses. As an Idaho Tax-Exempt Fund shareowner, you incur ongoing costs, including management fees and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Idaho Tax-Exempt Fund, unlike many mutual funds, you do not incur sales charges (loads) on investments, reinvested dividends, or other distributions. You do not incur redemption fees or exchange fees related to Saturna Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2012, to May 31, 2013).

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than Saturna Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the Idaho Tax Exempt Fund), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Idaho Tax-Exempt Fund does not charge any such transactional costs). Therefore, the second line is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2012]	Ending Account Value [May 31, 2013]	Expenses Paid During Period¹
Actual	$1,000.00	$986.10	$2.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.14	$2.82

¹ Expenses are equal to Idaho Tax-Exempt Bond Fund's annualized expense ratio of 0.56% (based on the most recent semi-annual period of December 1, 2012, through May 31, 2013), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

May 31, 2013	Semi-Annual Report	13

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14	May 31, 2013	Semi-Annual Report

Availability of Fund Portfolio Information

  The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Fund's Form N-Q is available on the SEC's website at www.sec.gov and at www.idahotaxexemptfund.com.
  The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.
  The Fund makes a complete schedule of portfolio holdings after the end of each month available to investors at www.idahotaxexemptfund.com.

Availability of Proxy Voting Information

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at (800)728-8762; (b) on the Funds' website at www.idahotaxexemptfund.com; and (c) on the SEC's website at www.sec.gov.
  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at (800)728-8762; (b) on the Funds' website at www.idahotaxexemptfund.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 800/SATURNA (800-728-8762).

Householding Policy

To reduce expenses, we may mail only one copy of the Fund's prospectus, and each annual and semi-annual report, and proxy statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies 30 days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

May 31, 2013	Semi-Annual Report	15

www.idahotaxexemptfund.com

Saturna Capital (logo omitted)
1300 N. State Street
Bellingham, WA 98225
www.saturna.com
(800) SATURNA

Saturna Brokerage Services, Distributor

Item 2. Code of Ethics

Registrant has adopted a code of ethics, which is included with this submission as Exhibit (a)(1) and posted on the Funds' Internet websites at www.sextantfunds.com and www.idahotaxexemptfund.com. Requests may also be made via telephone at 1-800/728-8762, and will be processed within one business day of receiving such request.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) The Schedule of Investments is fully answered in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On June 11, 2013, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By

/s/ Nicholas Kaiser
President
July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
President
July 29, 2013

By:

/s/ Christopher Fankhauser
Treasurer
July 29, 2013